Securities Act File No.  33-64457
Investment Company Act File No.  811-7435
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER
THE SECURITIES ACT OF 1933					[X]

Pre-Effective Amendment No.					[   ]
Post-Effective Amendment No. 18				[X]

and

REGISTRATION STATEMENT UNDER
THE INVESTMENT COMPANY ACT OF 1940			[X]

Amendment No. 19						[X]


Smith Barney Allocation Series Inc.
(Formerly, Smith Barney Concert Allocation Series Inc.)
(Exact Name of Registrant as Specified in Charter)

7 World Trade Center, New York, NY 10048
 (Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code: 212-783-0693

Christina T. Sydor, Esq.
Smith Barney Fund Management LLC
7 World Trade Center
New York, New York 10048
 (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:

	immediately upon filing pursuant to paragraph (b)

XXX	on May 1, 2001 pursuant to paragraph (b) of Rule 485

	60 days after filing pursuant to paragraph (a)(i) of Rule 485

	on (date) pursuant to paragraph (a)(i) of Rule 485

	75 days after filing pursuant to paragraph (a)(ii)of Rule 485

	on (date) pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


PART A

                                  SMITH BARNEY
                             ALLOCATION SERIES INC.






                              P R O S P E C T U S


                               M A Y  1, 2 0 0 1

                       S E L E C T  P O R T F O L I O S


                         Prospectus begins on page one

Shares of each portfolio are offered only to insurance company separate accounts which fund certain annuity and variable life insurance contracts and to certain qualified pension and retirement plans. This prospectus should be read together with the prospectus for those contracts.

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

                                                                    Smith Barney
                                                                    Mutual Funds

Contents

Smith Barney Allocation Series Inc. consists of 9 separate investment portfolios, each with its own investment objective and policies. This prospectus relates to 3 of those portfolios. Each portfolio offers dif-ferent levels of potential return and involves different levels of risk.

Investments, risks and performance         2
--------------------------------------------
 Select High Growth Portfolio              3
--------------------------------------------
 Select Growth Portfolio                   5
--------------------------------------------
 Select Balanced Portfolio                 7
--------------------------------------------

More on the portfolios' investments        9
--------------------------------------------

Investment strategies and related risks   11
--------------------------------------------

Management                                13
--------------------------------------------

Share transactions                        14
--------------------------------------------

Share price                               15
--------------------------------------------

Dividends, distributions and taxes        16
--------------------------------------------

Financial highlights                      17
--------------------------------------------

 Allocation Series--Select Portfolios Prospectus

Investments, Risks and Performance

About the portfolios

Each portfolio is a "fund of funds"--meaning it invests in other mutual funds rather than directly in portfolio securities like stocks, bonds, and money mar-ket instruments. These underlying mutual funds will be open-end funds managed by the investment manager or its affiliates and have investment goals similar, but not identical to, those of the portfolios.

Each portfolio is managed to serve as a complete investment program or as a core part of a larger portfolio.

 Target Allocation is the manager's initial strategic focus in allocating between equity funds and fixed income funds.

 Target Range is the range in which the manager may vary from the Target Allocation.

Investing primarily in other mutual funds presents special risks:

 . In addition to the portfolio's operating expenses, you will indirectly bear the operating expenses of the underlying funds. For instance, you will pay management fees of both the portfolio and the underlying funds.

 . One underlying fund may buy the same securities that another underlying fund sells. You would indirectly bear the costs of these trades without accom-plishing any investment purpose.


You should know:

You could lose money on your investment in a portfolio, or the portfolio may not perform as well as other investments

An investment in any of the portfolios is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency

Principal risks of investing in fixed income securities and equity securities

The underlying funds invest in fixed income securities and equity securities. Risks common to investments in fixed income securities and equity securities are set forth below. Because each portfolio has a different investment strate-gy, there are also principal risks which are specific to an investment in a particular portfolio. These unique risks are described in the portfolio summa-ries beginning on the next page.

Fixed Income Securities:

 . When interest rates go up, prices of fixed income securities go down

 . An issuer of a security may default on its obligation to pay principal and/or interest or the security's credit rating may be downgraded

 . An issuer of a security may prepay principal earlier than scheduled, which would force an underlying fund to reinvest in lower yielding securities. This is known as call or prepayment risk

 . Slower than expected principal payments may extend a security's life. This locks in a below-market interest rate, increases the security's duration and reduces the value of the security. This is known as extension risk

Equity Securities:

 . Stock prices may decline generally

 . If an adverse event occurs, such as the issuance of an unfavorable earnings report, the value of a particular issuer's security may be depressed

 Allocation Series--Select Portfolios Prospectus

Select High Growth Portfolio
Investment objective

Capital appreciation.

Principal investment strategies

The portfolio is a fund of funds. It invests in the Smith Barney mutual funds listed below, which are primarily equity funds.

Selection process

The manager periodically adjusts the allocation of the portfolio's assets among different Smith Barney funds depending upon the manager's outlook for the eq-uity markets in general, particular sectors of such markets and the performance outlook for the underlying funds. In assessing the equity markets, the manager considers a broad range of market and economic trends and quantitative factors. The performance of the underlying funds also influences their weighting in the portfolio. The manager tends to emphasize underlying funds that focus upon smaller cap, higher growth companies. However, the portfolio can invest in un-derlying funds that have a range of investment styles and focuses, including large cap, international, emerging markets and high yield (Smith Barney High Income Fund) funds. The portfolio also allocates a portion of its assets to un-derlying funds that primarily invest in debt securities.

--------------------------------------------------------------------------------

Target Allocation
---------------------------
Equity Funds            90%
---------------------------
Fixed Income Funds      10%
---------------------------
Target Range
---------------------------
Equity Funds        80-100%
---------------------------
Fixed Income Funds    0-20%
---------------------------

Underlying Funds and Target Percentage of Portfolio
--------------------------------------------------------------------------------

Smith Barney Aggressive Growth Fund Inc.   5-30% Smith Barney Growth and Income Fund             0-20%
------------------------------------------------------------------------------------------------------
International All Cap Growth Portfolio     5-25% Smith Barney High Income Fund                   0-20%
------------------------------------------------------------------------------------------------------
Smith Barney Hansberger Global Value Fund  0-25% Smith Barney Large Capitalization Growth Fund   0-20%
------------------------------------------------------------------------------------------------------
Smith Barney Small Cap Core Fund, Inc.     0-25% Global Government Bond Portfolio                0-15%
------------------------------------------------------------------------------------------------------
Cash Portfolio                             0-20% Smith Barney Government Securities Fund         0-15%
------------------------------------------------------------------------------------------------------
Smith Barney Peachtree Growth Fund         0-20% Smith Barney Investment Grade Bond Fund         0-15%
------------------------------------------------------------------------------------------------------
Large Cap Value Fund                       0-20% Smith Barney Mid Cap Core Fund                  0-15%
------------------------------------------------------------------------------------------------------
Smith Barney Appreciation Fund Inc.        0-20% Smith Barney Small Cap Growth Fund              0-15%
------------------------------------------------------------------------------------------------------
Smith Barney Fundamental Value Fund Inc.   0-20% Smith Barney Small Cap Value Fund               0-15%
------------------------------------------------------------------------------------------------------

Principal risks of investing in the portfolio

Your investment in the portfolio is subject to the risks associated with in-vesting in equity securities generally. The principal risks associated with in-vesting in equity securities are described on page 2 under "About the portfo-lios". Your investment in the portfolio is also subject to the following spe-cific risks:

 . You could lose money on your investment in a portfolio, or the portfolios may not perform as well as other investments

 . Growth stocks or small capitalization stocks (generally those comprising the Russell 2000 Indices) may fall out of favor with investors and may experience greater volatility, as well as greater potential for gain or loss

 . An underlying fund's investments in foreign securities may decline because of adverse governmental action or political, economic or market instability in a foreign country or region. In addition, currency fluctuations could erase in-vestment gains or add to investment losses. These risks are heightened for investments in emerging markets

 . The manager's judgment about the attractiveness and risk adjusted return po-tential of particular asset classes, investment styles, underlying funds or other issues may prove to be wrong

 Allocation Series--Select Portfolios Prospectus

Risk return bar chart
--------------------------------------------------------------------------------

The bar chart indicates the risks of investing in the portfolio by showing the performance of the portfolio for the past 3 calendar years. Performance figures do not reflect expenses incurred from investing in a Separate Account. These expenses will reduce performance. Please refer to the Separate Account prospec-tus for more information on expenses.

Past performance does not necessarily indicate how the portfolio will perform in the future.

Quarterly Returns: Highest: 22.23% in 4th quarter 1998; Lowest: (15.57)% in 3rd quarter 1998

                                  [BAR CHART]

           Percentage Total Returns for Select High Growth Portfolio

                      98              99              00
                    ------          ------          -------
                    15.38%          26.87%          (7.20%)

                       Calendar years ended December 31

Risk return table
--------------------------------------------------------------------------------

The table assumes the redemption of shares at the end of the period and rein-vestment of distributions and dividends.

The table indicates the risks of investing in the portfolio by comparing the average annual total return of the portfolio for the periods shown to that of the S&P 500 Composite Stock Index (S&P 500), a broad-based unmanaged index of widely held common stocks; the Russell 2000 Index (Russell 2000), a broad-based unmanaged capitalization weighted index of small capitalization companies; the Morgan Stanley Capital International EAFE Index (MSCI EAFE), a broad-based un-managed index of foreign stocks; and the Salomon Smith Barney High Yield Market Index (High Yield), a broad-based unmanaged index of high yield securities.

Average Annual Total Returns (Calendar Years Ended December
31, 2000)
-----------------------------------------------------------------------------
                  Portfolio   S&P 500   Russell 2000   MSCI EAFE   High Yield
-----------------------------------------------------------------------------
1 Year              (7.20)%   (9.11)%        (3.02)%    (13.96)%      (5.68)%
-----------------------------------------------------------------------------
Since Inception     10.87 %   16.14 %         8.79 %      8.86 %       2.47 %
-----------------------------------------------------------------------------
Inception Date       2/5/97         *              *           *            *
-----------------------------------------------------------------------------

*Index comparison begins on February 5, 1997.

 Allocation Series--Select Portfolios Prospectus

Select Growth Portfolio

Investment objective

Long-term growth of capital.

Principal investment strategies

The portfolio is a fund of funds. It invests in the Smith Barney mutual funds listed below, which are primarily equity funds.

Selection process

The manager periodically adjusts the allocation of the portfolio's assets among different Smith Barney funds depending upon the manager's outlook for the eq-uity markets in general, particular sectors of such markets and the performance outlook for the underlying funds and, to a lesser degree, the bond markets. In assessing the equity markets, the manager considers a broad range of market and economic trends and quantitative factors. The performance of the underlying funds also influences their weighting in the portfolio. The manager tends to emphasize underlying funds that focus upon larger capitalization companies. However, the portfolio can invest in underlying funds that have a range of in-vestment styles and focuses, including small cap, international and high yield (Smith Barney High Income Fund) funds. The portfolio also allocates a signifi-cant portion of its assets to underlying funds that primarily invest in a broad range of debt securities to help reduce volatility.

--------------------------------------------------------------------------------

Target Allocation
--------------------------
Equity Funds           70%
--------------------------
Fixed Income Funds     30%
--------------------------
Target Range
--------------------------
Equity Funds        60-80%
--------------------------
Fixed Income Funds  20-40%
--------------------------

Underlying Funds and Target Percentage of Portfolio
--------------------------------------------------------------------------------

Smith Barney Appreciation Fund Inc.        0-30% Smith Barney Large Capitalization Growth Fund   0-20%
------------------------------------------------------------------------------------------------------
Smith Barney Fundamental Value Fund Inc.   0-30% Smith Barney Small Cap Core Fund, Inc.          0-20%
------------------------------------------------------------------------------------------------------
Smith Barney High Income Fund              5-20% Global Government Bond Portfolio                0-15%
------------------------------------------------------------------------------------------------------
Cash Portfolio                             0-20% Short-Term High Grade Bond Fund                 0-15%
------------------------------------------------------------------------------------------------------
Smith Barney Peachtree Growth Fund         0-20% Smith Barney Aggressive Growth Fund Inc.        0-15%
------------------------------------------------------------------------------------------------------
International All Cap Growth Portfolio     0-20% Smith Barney Investment Grade Bond Fund         0-15%
------------------------------------------------------------------------------------------------------
Large Cap Value Fund                       0-20% Smith Barney Managed Governments Fund Inc.      0-15%
------------------------------------------------------------------------------------------------------
Smith Barney Government Securities Fund    0-20% Smith Barney Mid Cap Core Fund                  0-10%
------------------------------------------------------------------------------------------------------
Smith Barney Hansberger Global Value Fund  0-20% Smith Barney Small Cap Growth Fund              0-10%
------------------------------------------------------------------------------------------------------
Smith Barney Growth and Income Fund        0-20% Smith Barney Small Cap Value Fund               0-10%
------------------------------------------------------------------------------------------------------

Principal risks of investing in the portfolio

Your investment in the portfolio is subject to the risks associated with in-vesting in equity securities and, to a lesser degree, fixed income securities generally. The principal risks associated with investing in equity securities are described on page 2 under "About the portfolios". Your investment in the portfolio is also subject to the following specific risks:

 . You could lose money on your investment in a portfolio, or the portfolio may not perform as well as other investments.

 . An underlying fund's investments in foreign securities may decline because of adverse governmental action or political, economic or market instability in a foreign country or region. In addition, currency fluctuations could erase in-vestment gains or add to investment losses. These risks are heightened for investments in emerging markets.

 . The manager's judgment about the attractiveness and risk adjusted return po-tential of particular asset classes, investment styles, underlying funds or other issues may prove to be wrong

 . Growth stocks or small capitalization stocks (generally those listed on the Russell 2000 Indices) may fall out of favor and may experience greater vola-tility, as well as greater potential for gain or loss

 . When interest rates go up, prices of fixed income securities go down

 Allocation Series--Select Portfolios Prospectus

Risk return bar chart
--------------------------------------------------------------------------------

The bar chart indicates the risks of investing in the portfolio by showing the performance of the portfolio for the past 3 calendar years. Performance figures do not reflect expenses incurred from investing in a Separate Account. These expenses will reduce performance. Please refer to the Separate Account prospec-tus for more information on expenses.

Past performance does not necessarily indicate how the portfolio will perform in the future.

Quarterly Returns: Highest: 15.73% in 4th quarter 1998; Lowest: (10.70)% in 3rd quarter 1998

                                  [BAR CHART]

           Percentage Total Returns for Select High Growth Portfolio

                      98              99              00
                    ------          ------          -------
                    13.97%          16.15%          (4.78%)

                       Calendar years ended December 31


Risk return table
--------------------------------------------------------------------------------

The table assumes redemption of shares at the end of the period and reinvest-ment of distributions and dividends.

The table indicates the risks of investing in the portfolio by comparing the average annual total return of the portfolio for the periods shown to that of the S&P 500 Composite Stock Index (S&P 500), a broad-based unmanaged index of widely held common stocks; the Russell 2000 Index (Russell 2000), a broad-based unmanaged capitalization weighted index of small capitalization companies; the Morgan Stanley Capital International EAFE Index (MSCI EAFE), broad-based unman-aged index of foreign stocks; and the Lehman Government/Corporate Bond Index (Lehman), a broad-based unmanaged index of fixed income securities.

Average Annual Total Returns (Calendar Years Ended December 31, 2000)
------------------------------------------------------------------------------
                   Portfolio    S&P 500    Russell 2000    MSCI EAFE    Lehman
------------------------------------------------------------------------------
1 Year               (4.78)%    (9.11)%         (3.02)%     (13.96)%    11.85%
------------------------------------------------------------------------------
Since Inception       9.22 %    16.14 %          8.79 %       8.86 %     7.31%
------------------------------------------------------------------------------
Inception Date      2/5/97         *               *            *           *
------------------------------------------------------------------------------

*Index comparison begins on February 5, 1997.

 Allocation Series--Select Portfolios Prospectus

Select Balanced Portfolio

Investment objective

Balance of growth of capital and income.

Principal investment strategies

The portfolio is a fund of funds. It invests in the Smith Barney equity and fixed income funds listed below.

Selection process

The manager periodically adjusts the allocation of the portfolio's assets among different Smith Barney funds depending upon the manager's outlook for the eq-uity and bond markets in general, particular sectors of such markets, and the performance outlook for the underlying funds. In assessing the equity and bond markets, the manager considers a broad range of market and economic trends and quantitative factors. The performance of the underlying funds also influences their weighting in the portfolio. In selecting equity funds, the manager tends to emphasize underlying funds that focus upon established large-capitalization, U.S. stocks. The portfolio's fixed income funds mainly invest in U.S. govern-ment and agency securities and mortgage-backed securities. However, the portfo-lio can invest in underlying funds that have a range of investment styles and focuses.

--------------------------------------------------------------------------------

Target Allocation
--------------------------
Equity Funds           50%
--------------------------
Fixed Income Funds     50%
--------------------------
Target Range
--------------------------
Equity Funds        40-60%
--------------------------
Fixed Income Funds  40-60%
--------------------------

Underlying Funds and Target Percentage of Portfolio
--------------------------------------------------------------------------------

Smith Barney Diversified Strategic Income Fund  5-25% Smith Barney Fundamental Value Fund Inc.        0-20%
-----------------------------------------------------------------------------------------------------------
Cash Portfolio                                  0-25% Smith Barney Government Securities Fund         0-20%
-----------------------------------------------------------------------------------------------------------
Smith Barney Convertible Fund                   5-20% Smith Barney Peachtree Growth Fund              0-15%
-----------------------------------------------------------------------------------------------------------
Smith Barney Managed Governments Fund Inc.      5-20% Global Government Bond Portfolio                0-15%
-----------------------------------------------------------------------------------------------------------
Smith Barney Premium Total Return Fund          5-20% International All Cap Growth Portfolio          0-15%
-----------------------------------------------------------------------------------------------------------
Short-Term High Grade Bond Fund                 0-20% Smith Barney Hansberger Global Value Fund       0-15%
-----------------------------------------------------------------------------------------------------------
Smith Barney Appreciation Fund Inc.             0-20% Smith Barney High Income Fund                   0-15%
-----------------------------------------------------------------------------------------------------------
Large Cap Value Fund                            0-20% Smith Barney Large Capitalization Growth Fund   0-15%
-----------------------------------------------------------------------------------------------------------
Smith Barney Growth and Income Fund             0-20% Smith Barney Small Cap Core Fund, Inc.          0-15%
-----------------------------------------------------------------------------------------------------------

Principal risks of investing in the portfolio

Your investment in the portfolio is subject to the risks associated with in-vesting in both fixed income securities and equity securities generally. The principal risks associated with investing in these securities are described on page 2 under "About the portfolios". Your investment in the portfolio is also subject to the following specific risks:

 . You could lose money on your investment in a portfolio, or the portfolio may not perform as well as other investments

 . An underlying fund's investments in foreign securities may decline because of adverse governmental action or political, economic or market instability in a foreign country or region. In addition, currency fluctuations could erase in-vestment gains or add to investment losses. These risks are heightened for investments in emerging markets

 . The manager's judgment about the attractiveness and risk adjusted return po-tential of particular asset classes, investment styles, underlying funds or other issues may prove to be wrong

 . When interest rates go up, prices of fixed income securities go down

 Allocation Series--Select Portfolios Prospectus

Risk return bar chart
--------------------------------------------------------------------------------

The bar chart indicates the risks of investing in the portfolio by showing the performance of the portfolio for the past 3 calendar years. Performance figures do not reflect expenses incurred from investing in a Separate Account. These expenses will reduce performance. Please refer to the Separate Account prospec-tus for more information on expenses.

Past performance does not necessarily indicate how the portfolio will perform in the future.

Quarterly Returns: Highest: 7.87% in 4th quarter 1998; Lowest: (5.07)% in 3rd quarter 1998

                                  [BAR CHART]

           Percentage Total Returns for Select High Growth Portfolio

                      98              99              00
                    ------          ------          -------
                     9.59%           7.57%           4.83%

                       Calendar years ended December 31


Risk return table
--------------------------------------------------------------------------------

The table assumes redemption of shares at the end of the period and reinvest-ment of distributions and dividends.

The table indicates the risks of investing in the portfolio by comparing the average annual total return of the portfolio for the periods shown to that of the S&P 500 Composite Stock Index (S&P 500), a broad-based unmanaged index of widely held common stocks; the Lehman Government/Corporate Bond Index (Lehman Gov/Corp), a broad-based unmanaged index of fixed income securities; the Salomon Smith Barney One-Year Treasury Bill Index (T-bill), consisting of a 1-Year Treasury bill whose return is tracked until maturity; and the Salomon Smith Barney World Government Bond Index (World Bond), a broad-based unmanaged index of international fixed income securities.

Average Annual Total Returns (Calendar Years Ended December
31, 2000)
------------------------------------------------------------------------------
                  Portfolio   S&P 500   Lehman Gov/Corp   T-bill    World Bond
------------------------------------------------------------------------------
1 Year                4.83%   (9.11)%            11.85%     7.10%        1.59%
------------------------------------------------------------------------------
Since Inception       8.67%   16.14 %             7.31%     5.86%        3.83%
------------------------------------------------------------------------------
Inception Date       2/5/97        *                 *         *            *
------------------------------------------------------------------------------

*Index comparison begins on February 5, 1997.

 Allocation Series--Select Portfolios Prospectus

More on the Portfolios' Investments

Underlying funds

The following is a description of the investment objectives and principal in-vestments of the underlying funds in which the portfolios invest.

The underlying funds that invest primarily in equity securities are:

Smith Barney Aggressive Growth Fund Inc. seeks capital appreciation by invest-ing primarily in common stocks of companies the adviser believes are experienc-ing, or have the potential to experience, growth in earnings that exceed the average earnings growth rate of companies whose securities are included in the Standard & Poor's 500 Index.

Smith Barney Appreciation Fund Inc. seeks long-term appreciation of shareholder capital by investing primarily in equity securities of U.S. companies. The core holdings of the fund are blue chip companies that are dominant in their indus-tries.

Smith Barney Growth and Income Fund seeks reasonable growth and income by in-vesting in a portfolio consisting principally of equity securities, including convertible securities, that provide dividend or interest income and potential appreciation in value. The fund emphasizes U.S. stocks with large market capi-talizations. Its convertible securities may be of any credit quality and may include below investment grade securities.

Smith Barney Fundamental Value Fund Inc.'s investment objective is long-term capital growth. Current income is a secondary objective. The fund seeks to achieve its primary objective by investing in a diversified portfolio of common stocks and common stock equivalents and, to a lesser extent, in bonds and other debt instruments.

Large Cap Value Fund seeks current income and long-term growth of capital. The fund invests primarily in common stocks of companies having a market capital-ization of at least $5 billion that are considered by its adviser (i) to be un-dervalued by the marketplace, (ii) to offer potential opportunities not yet recognized by the marketplace, or (iii) to have been out of favor in the mar-ketplace but that are poised to turn around because of a new management team, product or business strategy.

Smith Barney Large Capitalization Growth Fund seeks long-term growth of capital by investing in equity securities of large capitalization companies with market capitalizations greater than $5 billion at the time of investment that are be-lieved to afford attractive opportunities for investment growth.

Smith Barney Mid Cap Core Fund seeks long-term growth of capital by investing primarily in equity securities of medium-sized companies whose market capitalizations are no greater than the market capitalizations of companies in the S&P Mid Cap Index at the time of investment.

Smith Barney Peachtree Growth Fund's investment objective is capital apprecia-tion by investing in securities believed to have above average potential for capital appreciation. In attempting to achieve the fund's investment objective, the fund uses a disciplined approach to identify equity securities of companies having prospects of strong, sustainable earnings growth and that are believed to afford attractive opportunities for stock price appreciation.

Smith Barney Small Cap Core Fund, Inc. seeks long-term capital appreciation by investing primarily in the common stocks of U.S. companies with relatively small market capitalizations at the time of investment.

Smith Barney Small Cap Growth Fund seeks long-term growth of capital by invest-ing primarily in equity securities of high growth companies. These companies possess a market capitalization within the market capitalization range of com-panies in the Russell 2000 Growth Index at the time of the fund's investment.

Smith Barney Small Cap Value Fund seeks long-term growth of capital by invest-ing primarily in equity securities of smaller capitalized companies whose mar-ket capitalizations are no greater than the market capitalization of companies in the Russell 2000 Value Index at the time of investment.

Smith Barney Premium Total Return Fund seeks to provide shareholders with total return, consisting of long-term capital appreciation and income, by investing primarily in a diversified portfolio of equity and fixed income securities.

Smith Barney Hansberger Global Value Fund seeks long-term capital growth by in-vesting primarily in equity securities of companies in any country including the United States which, in the opinion of its advisers, are undervalued. In-come is an incidental consideration.

International All Cap Growth Portfolio seeks total return on its assets from growth of capital and income. The fund invests primarily in a diversified port-folio of equity securities of foreign companies including exchange traded and over-the-counter common stocks and preferred shares, debt securities convert-ible into equity securities and rights and warrants relating to equity securi-ties.

European Portfolio seeks long-term capital appreciation by investing primarily in the equity securities of issuers

 Allocation Series--Select Portfolios Prospectus based in European countries including countries located in Western Europe (e.g., France, Germany, Italy, the Netherlands, Switzerland and the United Kingdom) and Eastern Europe (e.g., Czech Republic, Hungary, Poland and the countries of the former Soviet Union).

The underlying funds that invest primarily in fixed income securities are:

Smith Barney High Income Fund seeks to provide shareholders with high current income. Although growth of capital is not an investment objective of the fund, its adviser may consider potential for growth as one factor, among others, in selecting investments for the fund. The fund will seek high current income by investing in high risk, high-yielding corporate bonds, debentures and notes de-nominated in U.S. dollars or foreign currencies.

Smith Barney Investment Grade Bond Fund seeks to provide as high a level of current income as is consistent with prudent investment management and preser-vation of capital. The fund invests primarily in a portfolio of investment grade bonds.

Smith Barney Government Securities Fund seeks high current return by investing in obligations of, or securities guaranteed by, the U.S. government, its agen-cies or instrumentalities (including, without limitation, treasury bills and bonds, mortgage participation certificates issued by the Federal Home Loan Mortgage Corporation ("FHLMC") and mortgage-backed securities issued by the Government National Mortgage Association ("GNMA").

Short-Term High Grade Bond Fund seeks current income, preservation of capital and liquidity. The fund seeks to achieve its objective by investing its assets in corporate debt securities, bank obligations and securities issued by the U.S. Government and its agencies and instrumentalities.

Smith Barney Managed Governments Fund Inc. seeks high current income consistent with liquidity and safety of capital. The fund invests substantially all of its assets in U.S. government securities. The fund's portfolio consists primarily of mortgage-backed securities issued or guaranteed by GNMA, the Federal Na-tional Mortgage Association ("FNMA") and FHLMC.

Smith Barney Diversified Strategic Income Fund seeks high current income pri-marily through investment in fixed income securities, including high yield se-curities. The fund attempts to achieve its objective by allocating and reallo-cating its assets primarily among various types of fixed-income securities such as: obligations issued or guaranteed as to principal and interest by the U.S. government; mortgage-related securities issued by various governmental and non-governmental entities; domestic and foreign corporate securities; and foreign government securities.

Global Government Bond Portfolio seeks as high a level of current income and capital appreciation as is consistent with its policy of investing principally in high quality bonds of the U.S. and foreign governments.

Cash Portfolio is a money market fund that seeks maximum current income and preservation of capital by investing in high quality U.S. dollar denominated short-term debt securities.

Smith Barney Convertible Fund seeks current income and capital appreciation by investing in investment and non-investment grade convertible securities and in combinations of non-convertible fixed-income securities and warrants or call options that together resemble convertible securities.

Temporary defensive investments (all portfolios)

Each of the portfolios may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking tempo-rary defensive positions in the Cash Portfolio, a series of Smith Barney Money Funds Inc., repurchase agreements or cash. If a portfolio takes a temporary de-fensive position, it may be unable to achieve its investment objective.

 Allocation Series--Select Portfolios Prospectus

Investment Strategies and Related Risks

Portfolio turnover (all portfolios)

Each underlying fund may engage in active and frequent trading to achieve its principal investment strategies. Frequent trading also increases transaction costs, which could detract from an underlying fund's performance.

Non-diversification

Each portfolio is not diversified, which means that it can invest a higher per-centage of its assets in any one under- lying fund than a diversified portfo-lio. Being non-diversified may magnify a portfolio's losses from adverse events affecting a particular underlying fund. However, each of the underlying funds (except Global Government Bond Portfolio) is diversified.

Changes in allocations

The underlying funds in which the portfolios may invest, and the range of as-sets allocated to each fund, may be changed by the board of directors from time to time. Similarly, the target allocation between equity and fixed income ori-ented investments may be adjusted from time to time. If the target limits for investment in a particular fund are exceeded or are not met because of cash flows or changes in the market value of the shares of the underlying funds, the investment manager may but is not required to adjust the portfolio's holdings.

High yield securities

Certain of the underlying funds can invest all or a portion of their assets in high yield securities. High yield securities involve a substantial risk of loss. These securities are considered speculative with respect to the issuer's ability to pay interest and principal and are susceptible to default or decline in market value because of adverse economic and business developments. The mar-ket values for high yield securities tend to be very volatile, and these secu-rities are less liquid than investment grade debt securities. Underlying funds that hold these issues are subject to the following specific risks:

 . Increased price sensitivity to changing interest rates

 . Greater risk of loss because of default or declining credit quality

 . Adverse company specific events are more likely to render the issuer unable to make interest and/or principal payments

 . A negative perception of the high yield market may develop, depressing the price and liquidity of high yield securities. This negative perception could last for a significant period of time

Foreign securities

Certain of the underlying funds focus upon foreign securities and other under-lying funds may invest a portion of their assets outside the U.S. Investing in non-U.S. issuers involves unique risks compared to investing in the securities of U.S. issuers. These risks are more pronounced to the extent a fund invests in issuers in countries with emerging markets. These risks may include:

 . Less information about non-U.S. issuers or markets may be available because of less rigorous disclosure and accounting standards or regulatory practices

 . Many non-U.S. markets are smaller, less liquid and more volatile than U.S.
  markets. In a changing market, the adviser may not be able to sell the fund's portfolio securities in amounts and at prices the adviser considers reason-able

 . The U.S. dollar may appreciate against non-U.S. currencies or a foreign gov-ernment may impose restrictions on currency conversion or trading

 . The economies of non-U.S. countries may grow at a slower rate than expected or may experience a downturn or recession

 . Economic, political and social developments may adversely affect the securi-ties markets

 . Foreign governmental obligations may involve the risk of debt moratorium, re-pudiation or renegotiation and the fund may be unable to enforce its rights against the issuers

Economic and Monetary Union (EMU) and the introduction of a single European currency (the Euro), which began on January 1, 1999, may increase uncertainties relating to investment in European markets. Among other things, EMU entails sharing a single currency and official interest rate and adhering to limits on government borrowing by participating countries. EMU is driven by the expecta-tion of economic benefits; however, there are significant risks associated with EMU. Monetary and economic union on this scale has not been attempted before, and there is uncertainty whether participating countries will remain committed to EMU in the face of changing economic conditions.

 Allocation Series--Select Portfolios Prospectus

Small capitalization issuers

Certain of the underlying funds focus on small capitalization companies. In-vesting in small companies involves unique risks. Compared to large companies, small companies, and the market for their common stocks, are likely to:

 . Be more sensitive to changes in the economy, earnings results and investor expectations

 . Have more limited product lines and capital resources

 . Experience sharper swings in market values

 . Be harder to sell at the times and prices the fund thinks appropriate

 . Offer greater potential for gain and loss

Derivatives

Certain of the underlying funds may, but need not, use derivative contracts, such as futures and options on securities, securities indices or currencies; options on these futures; forward currency contracts; and interest rate or cur-rency swaps for any of the following purposes:

 . To hedge against the economic impact of adverse changes in the market value of its securities, because of changes in stock market prices, currency ex-change rates or interest rates

 . As a substitute for buying or selling securities

A derivative contract will obligate or entitle an underlying fund to deliver or receive an asset or cash payment based on the change in value of one or more securities, currencies or indices. Even a small investment in derivative con-tracts can have a big impact on an underlying fund's stock market, currency and interest rate exposure. Therefore, using derivatives can disproportionately in-crease losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. The underlying fund may not fully benefit from or may lose money on derivatives if changes in their value do not corre-spond accurately to changes in the value of the fund's holdings. The other par-ties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make the underlying fund less liquid and harder to value, especially in declining markets.

Investment policies (all portfolios)

Each portfolio's investment policies, including the particular underlying funds in which each portfolio may invest and the equity/fixed income targets applica-ble to each portfolio, may be changed by the board of directors without share-holder approval.

 Allocation Series--Select Portfolios Prospectus

Management

Portfolio manager

The portfolios' investment manager is Travelers Investment Advisers, Inc. ("TIA"), an affiliate of Salomon Smith Barney Inc. The manager's address is 7 World Trade Center, New York, NY 10048. The manager selects the portfolios' in-vestments and oversees their operations. The manager and Salomon Smith Barney are subsidiaries of Citigroup Inc. Citigroup businesses produce a broad range of financial services--asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and trading--and use diverse channels to make them available to consumer and corporate customers around the world.

R. Jay Gerken, a Managing Director of Salomon Smith Barney, has been responsi-ble for the day-to-day operations of the portfolios since inception. Mr. Gerken has been with Salomon Smith Barney or companies that are now part of Salomon Smith Barney since 1988.

Management fees

Management fees paid during the fiscal year ended January 31, 2001* (as % of average daily net assets)

   High Growth                          Growth                                               Balanced
-----------------------------------------------------------------------------------------------------
         0.35%                           0.35%                                                  0.35%
-----------------------------------------------------------------------------------------------------

* For more information regarding the management fees of the underlying funds, please consult the statement of additional information.

Transfer Agent and shareholder servicing agent

Citi Fiduciary Trust Company serves as the portfolios' transfer agent and shareholder servicing agent (the "transfer agent"). Pursuant to a sub-transfer agency and services agreement with the transfer agent, PFPC Global Fund Serv-ices serves as the portfolios' sub-transfer agent (the "sub-transfer agent"). The sub-transfer agent performs certain shareholder record keeping and account-ing services.

Possible conflict of interest

The Directors and officers of the Smith Barney Allocation Series Inc. ("Alloca-tion Series") also serve in similar positions with many of the underlying Smith Barney funds. Thus, if the interests of a portfolio and of the underlying funds were ever to become divergent, it is possible that a conflict of interest could arise and affect how the Directors and officers of the Allocation Series ful-fill their fiduciary duties to that portfolio and the underlying funds. The Di-rectors of the Allocation Series believe they have structured each portfolio to avoid these concerns. However, conceivably a situation could occur where proper action for the Allocation Series or a portfolio separately could be adverse to the interests of an underlying fund, or the reverse could occur. If such a pos-sibility arises, the Directors and officers of the Allocation Series, the af-fected underlying funds and TIA will carefully analyze the situation and take all steps they believe reasonable to minimize, and where possible eliminate, the potential conflict. Moreover, limitations on aggregate investments in the underlying funds have been adopted by the Allocation Series to minimize this possibility, and close and continuous monitoring will be exercised to avoid, insofar as is possible, these concerns.

 Allocation Series--Select Portfolios Prospectus

Share Transactions

Availability of shares

Individuals may not purchase shares directly from the portfolios. You should read the prospectus for your insurance company's variable contract to learn how to purchase a variable contract based on the portfolios.

Each portfolio may sell its shares directly to separate accounts established and maintained by insurance companies for the purpose of funding variable annu-ity and variable life insurance contracts and to certain qualified pension and retirement plans. The variable insurance products and qualified plans may or may not make investments in all the portfolios described in this prospectus. Shares of the portfolios are sold at net asset value.

The interests of different variable insurance products and qualified plans in-vesting in a portfolio could conflict due to differences of tax treatment and other considerations. The portfolios currently do not foresee any disadvantages to investors arising from the fact that each portfolio may offer its shares to different insurance company separate accounts that serve as the investment me-dium for their variable annuity and variable life products and to qualified plans. Nevertheless, the board of directors intends to monitor events to iden-tify any material conflicts which may arise, and to determine what action, if any, should be taken in response to these conflicts. If a conflict were to oc-cur, one or more insurance companies' separate accounts or qualified plans might be required to withdraw their investments in one or more portfolios and shares of another portfolio may be substituted.

The sale of shares may be suspended or terminated if required by law or regula-tory authority or if it is in the best interests of the portfolios' sharehold-ers. Each portfolio reserves the right to reject any specific purchase order.

Redemption of shares

Redemption requests may be placed by separate accounts of participating insur-ance companies and by qualified plans. The redemption price of the shares of each portfolio will be the net asset value next determined after receipt by the portfolio of a redemption request in good order. The value of redeemed shares may be more or less than the price paid for the shares. Sales proceeds will normally be forwarded to the selling insurance company or qualified plan on the next business day after receipt of a redemption request in good order but in no event later than 3 days following receipt of instructions. Each portfolio may suspend sales or postpone payment dates during any period in which any of the following conditions exist:

 . the New York Stock Exchange is closed;

 . trading on the New York Stock Exchange is restricted;

 . an emergency exists as a result of which disposal by the portfolio of securi-ties is not reasonably practicable or it is not reasonably practicable for a portfolio and underlying fund to fairly determine the value of its net as-sets; or

 . as permitted by a Securities and Exchange Commission order in extraordinary circumstances.

 Allocation Series--Select Portfolios Prospectus

Share Price

Each portfolio's net asset value is the value of its assets minus its liabili-ties. Each portfolio calculates its net asset value every day the New York Stock Exchange is open. The Exchange is closed on certain holidays listed in the Statement of Additional Information. This calculation is based on the net asset value of the underlying funds, which is calculated when regular trading closes on the Exchange (normally 4:00 p.m., Eastern time). If the New York Stock Exchange closes early, each portfolio and each underlying fund acceler-ates the calculation of its net asset value to the actual closing time.

International markets may be open on days when U.S. markets are closed and the value of foreign securities owned by an underlying fund could change on days when you cannot buy or redeem shares.

Each portfolio and underlying fund generally values its fund securities based on market prices or quotations. To the extent an underlying fund holds securi-ties denominated in a foreign currency, the fund's currency conversions are done when the London Stock Exchange closes. When reliable market prices or quo-tations are not readily available, or when the value of a security held by an underlying fund has been materially affected by events occurring after a for-eign exchange closes, the fund may price those securities at fair value. Fair value is determined in accordance with procedures approved by the fund's board. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations to price the same se-curities.

Short-term investments that have a maturity of more than 60 days are generally valued based on market prices or quotations. Short-term investments that have a maturity of 60 days or less are valued at amortized cost. Using this method, a portfolio and underlying fund constantly amortizes over the remaining life of a security the difference between the principal amount due at maturity and the cost of the security to the portfolio and underlying fund.

In order to buy, redeem or exchange shares at that day's price, an insurance company separate account or a qualified plan must place its order with the transfer agent before the New York Stock Exchange closes. If the New York Stock Exchange closes early, the order must be placed prior to the actual closing time. Otherwise, the investor will receive the next business day's price.

 Allocation Series--Select Portfolios Prospectus

Dividends, Distributions and Taxes

Taxes

Each portfolio intends to qualify and be taxed as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In order to qualify to be taxed as a regulated investment company, each portfolio must meet certain income and diversification tests and distribution requirements. As a regulated investment company meeting these requirements, a portfolio will not be subject to federal income tax on its net investment income and net capital gains that it distributes to its shareholders. All income and capital gain distributions are automatically reinvested in additional shares of the portfolio at net asset value and are includable in gross income of the separate accounts holding such shares. See the accompanying contract prospectus for information regarding the federal income tax treatment of distributions to the separate accounts and to holders of the contracts.

Each portfolio is also subject to asset diversification regulations promulgated by the U.S. Treasury Department under the Code. The regulations generally pro-vide that, as of the end of each calendar quarter or within 30 days thereafter, no more than 55% of the total assets of each portfolio may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose all securities of the same issuer are considered a single invest-ment. An alternative diversification test may be satisfied under certain cir-cumstances. If a portfolio should fail to comply with these regulations or fails to qualify for the special tax treatment afforded regulated investment companies under the Code, contracts invested in that portfolio would not be treated as annuity, endowment or life insurance contracts under the Code.

 Allocation Series--Select Portfolios Prospectus

Financial Highlights


The financial highlights tables are intended to help you understand the perfor-mance of each portfolio since inception. Certain information reflects financial results for a single share. Total returns represent the rate that a shareholder would have earned (or lost) on a portfolio share assuming reinvestment of all dividends and distributions. The information in the following tables was au-dited by KPMG LLP, independent auditors, whose report, along with the fund's financial statements is included in the annual report (available upon request).

For a share of capital stock outstanding throughout each year ended January 31:

-----------------------------------------------------------------------------
                                             Select High Growth Portfolio
                                          2001(1)  2000(1) 1999(1) 1998(1)(2)
-----------------------------------------------------------------------------
Net asset value, beginning of year         $15.16   $13.02  $11.06    $10.00
-----------------------------------------------------------------------------
Income (loss) from operations:
 Net investment income(3)                    0.65     0.60    0.13      0.26
 Net realized and unrealized gain (loss)   (0.84)     1.78    1.94      0.80
-----------------------------------------------------------------------------
Total income (loss) from operations        (0.19)     2.38    2.07      1.06
-----------------------------------------------------------------------------
Less distributions from:
 Net investment income                     (0.39)   (0.07)  (0.07)       --
 Net realized gains                        (0.35)   (0.17)  (0.04)       --
-----------------------------------------------------------------------------
Total distributions                        (0.74)   (0.24)  (0.11)       --
-----------------------------------------------------------------------------
Net asset value, end of year               $14.23   $15.16  $13.02    $11.06
-----------------------------------------------------------------------------
Total return                              (1.33)%   18.46%  18.79%  10.60%++
-----------------------------------------------------------------------------
Net assets, end of year (000's)          $182,570 $148,033 $75,780  $ 27,071
-----------------------------------------------------------------------------
Ratios to average net assets:
 Expenses                                   0.35%    0.35%   0.35%    0.35%+
 Net investment income                      4.33     4.30    1.08     2.41+
-----------------------------------------------------------------------------
Portfolio turnover rate                        7%       0%     19%       43%
-----------------------------------------------------------------------------

(1) Per share amounts have been calculated using the monthly average shares method.
(2) For the period from February 5, 1997 (commencement of operations) to January 31, 1998.
(3) Net investment income per share includes short-term capital gain distributions from Underlying Funds.
 ++ Total return is not annualized, as it may not be representative of the total return for the year.
 +  Annualized.

For a share of capital stock outstanding throughout each year ended January 31:

------------------------------------------------------------------------------
                                                Select Growth Portfolio
                                          2001(1)  2000(1)  1999(1) 1998(1)(2)
------------------------------------------------------------------------------
Net asset value, beginning of year         $13.80   $12.87   $11.28    $10.00
------------------------------------------------------------------------------
Income (loss) from operations:
 Net investment income(3)                    0.58     0.51     0.27      0.44
 Net realized and unrealized gain (loss)   (0.55)     0.72     1.55      0.84
------------------------------------------------------------------------------
Total income from operations                 0.03     1.23     1.82      1.28
------------------------------------------------------------------------------
Less distribution from:
 Net investment income                     (0.37)   (0.13)   (0.11)       --
 Net realized gains                        (0.43)   (0.17)   (0.12)       --
------------------------------------------------------------------------------
Total distributions                        (0.80)   (0.30)   (0.23)       --
------------------------------------------------------------------------------
Net asset value, end of year               $13.03   $13.80   $12.87    $11.28
------------------------------------------------------------------------------
Total return                                0.22%    9.72%   16.31%  12.80%++
------------------------------------------------------------------------------
Net assets, end of year (000's)          $272,426 $236,028 $129,929  $ 45,982
------------------------------------------------------------------------------
Ratios to average net assets:
 Expenses                                   0.35%    0.35%    0.35%    0.35%+
 Net investment income                      4.29     3.85     2.29     4.11+
------------------------------------------------------------------------------
Portfolio turnover rate                        4%       0%      10%       43%
------------------------------------------------------------------------------

(1) Per share amounts have been calculated using the monthly average shares method.

(2) For the period from February 5, 1997 (commencement of operations) to January 31, 1998.

(3) Net investment income per share includes short-term capital gain distributions from Underlying Funds.

 ++ Total return is not annualized, as it may not be representative of the total return for the year.

 +  Annualized.

 Allocation Series--Select Portfolios Prospectus

For a share of capital stock outstanding throughout each year ended January 31:

-------------------------------------------------------------------------
                                          Select Balanced Portfolio
                                     2001(1)  2000(1)  1999(1) 1998(1)(2)
-------------------------------------------------------------------------
Net asset value, beginning of year    $12.13   $12.04   $11.28    $10.00
-------------------------------------------------------------------------
Income from operations:
 Net investment income(3)               0.60     0.48     0.42      0.64
 Net realized and unrealized gain       0.52     0.07     0.66      0.64
-------------------------------------------------------------------------
Total income from operations            1.12     0.55     1.08      1.28
-------------------------------------------------------------------------
Less distributions from:
 Net investment income                (0.40)   (0.22)   (0.16)       --
 Net realized gains                   (0.50)   (0.24)   (0.16)       --
-------------------------------------------------------------------------
Total distributions                   (0.90)   (0.46)   (0.32)       --
-------------------------------------------------------------------------
Net asset value, end of year          $12.35   $12.13   $12.04    $11.28
-------------------------------------------------------------------------
Total return                           9.57%    4.69%    9.76%  12.80%++
-------------------------------------------------------------------------
Net assets, end of year (000's)     $228,352 $192,922 $133,796  $ 45,071
-------------------------------------------------------------------------
Ratios to average net assets:
 Expenses                              0.35%    0.35%    0.35%    0.35%+
 Net investment income                 4.90     3.92     3.64     5.89+
-------------------------------------------------------------------------
Portfolio turnover rate                   1%       0%       7%       19%
-------------------------------------------------------------------------

(1) Per share amounts have been calculated using the monthly average shares method.
(2) For the period from February 5, 1997 (commencement of operations) to January 31, 1998.
(3) Net investment income per share includes short-term capital gain distributions from Underlying Funds.
 ++ Total return is not annualized, as it may not be representative of the total return for the year.
 +  Annualized.

 Allocation Series--Select Portfolios Prospectus

Smith Barney
                                     [LOGO OF SALOMON SMITH BARNEY]
Allocation
Series Inc.



Select Portfolios

Select High Growth Portfolio

Select Growth Portfolio

Select Balanced Portfolio

--------------------------------------------------------------------------------

Additional Information About the
Portfolios

Shareholder Reports

Annual and semiannual reports to shareholders provide additional information about the portfolios' investments. These reports discuss the market conditions and investment strategies that significantly affected each portfolio's perfor-mance during its last fiscal year or period.

The portfolios send one report to a household if more than one account has the same address. Contact your participating life insurance company representative or your Salomon Smith Barney Financial Consultant if you do not want this pol-icy to apply to you.

Statement of Additional Information
The statement of additional information provides more detailed information about each portfolio. It is incorporated by reference into (is legally part of) this prospectus.

You can make inquiries about the portfolios or obtain shareholder reports or the statement of additional information (without charge), by contacting Salomon Smith Barney Inc., by calling the portfolios at 1-800-451-2010, or by writing to the portfolios at Smith Barney Mutual Funds, 7 World Trade Center, 39th Floor, New York, New York 10048.

Information about the portfolios (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's (the "Commission") Public Reference Room in Washington D.C. In addition, information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Re-ports and other information about the portfolios are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commis-sion's Public Reference Section, Washington, D.C. 20549-0102.

If someone makes a statement about the portfolios that is not in this prospec-tus, you should not rely upon that information. Neither the portfolios nor the distributor is offering to sell shares of the portfolios to any person to whom the portfolios may not lawfully sell their shares.

Your Serious Money. Professionally Managed. is a service mark of Salomon Smith Barney Inc.

(Investment Company Act file no. 811-07435)

[FD01656 5/01]


PART B


May 1, 2001
Statement of Additional Information
Smith Barney Allocation Series Inc.
Select High Growth Portfolio
Select Growth Portfolio
Select Balanced Portfolio
7 World Trade Center, New York, New York
10048
(800) 451-2010

Smith Barney Allocation Series Inc. (the
"Allocation Series" or the "fund")
currently offers nine investment
portfolios, three of which are described in this Statement of Additional Information
("SAI") (individually, a "portfolio" and collectively, the "Select Portfolios.")
This SAI expands upon and supplements the information contained in the current prospectus dated May 1, 2001 for the Select
Portfolios, as amended or supplemented from time to time, and should be read in conjunction therewith.

Each portfolio seeks to achieve its
objective by investing in a number of open-end management investment companies or series thereof ("underlying funds") for which Salomon Smith Barney Inc. ("Salomon
Smith Barney") now or in the future acts as principal underwriter or for which Salomon
Smith Barney, Smith Barney Fund Management
LLC ("SBFM") (formerly known as SSB Citi
Fund Management LLC) or Travelers
Investment Management Company ("TIMCO") now or in the future acts as investment adviser. The prospectus may be obtained from designated insurance companies offering separate accounts ("separate accounts") which fund certain variable annuity and variable life insurance contracts (each, a "contract") and qualified pension and retirement plans or by writing or calling the Allocation Series at the address or telephone number listed above. This SAI, although not in itself a prospectus, is incorporated by reference into the prospectus in its entirety.

CONTENTS
Page
Why Invest in the Allocation Series
2
Directors and Executive Officers of the Allocation Series
2
Investment Objectives, Management Policies and Risk Factors
4
Additional Risk Factors
21
Investment Restrictions
25
Portfolio Turnover
27
Purchase of Shares
27
Redemption of Shares
28
Taxes
28
Performance
30
Valuation of Shares
31
Investment Management and Other Services
31
Additional Information About the Portfolios
32
Financial Statements
34
Appendix - Ratings of Debt Obligations
A-1


WHY INVEST IN THE ALLOCATION SERIES

The proliferation of mutual funds over
the last several years has left many
investors in search of a simple means to manage their long-term investments. With new investment categories emerging each year and with each mutual fund reacting differently to political, economic and business events, many investors are forced to make complex investment decisions in the face of limited experience, time and personal resources. The portfolios are designed to meet the needs of investors who prefer to have their asset allocation decisions made by professional money managers, are looking for an appropriate core investment for their retirement portfolio and appreciate the advantages of broad diversification.

Each of the portfolios invests in a
select group of underlying funds suited to the portfolio's particular investment objective. The allocation of assets among underlying funds within each portfolio is determined by the portfolios' manager,
Travelers Investment Adviser, Inc. ("TIA" or the "Manager") according to fundamental and quantitative analysis. Because the assets will be adjusted only periodically and only within pre-determined ranges that will attempt to ensure broad diversification, there should not be any sudden large-scale changes in the allocation of a portfolio's investments among underlying funds. The Allocation
Series is not designed as a market timing vehicle, but rather as a simple and conservative approach to helping investors meet retirement and other long-term goals.

DIRECTORS AND EXECUTIVE OFFICERS
OF THE ALLOCATION SERIES

Overall responsibility for management and supervision of the fund rests with the fund's Board of Directors. The Directors approve all significant agreements between the portfolios and the companies that furnish services to the portfolios, including agreements with the portfolios' distributor, investment adviser, custodian and transfer agent. The day-to-day operations of the portfolios are delegated to TIA.

The names of the Directors and executive officers of the Allocation Series, together with information as to their principal business occupations during the past five years, are shown below. Each Director who is an "interested person" of the Allocation
Series, as defined in the Investment
Company Act of 1940, as amended (the " 1940
Act"), is indicated by an asterisk.
Walter E. Auch, Director (Age 80).
Consultant to companies in the financial services industry; Director of Brinson
Partners; Nicholas-Applegate (each a
registered investment adviser); Legend
Properties, a real estate management
company; Banyan Realty Trust; and Banyan
Land Fund II. Director or trustee of 2
investment companies associated with
Citigroup Inc. ("Citigroup"). His address is 6001 N. 62nd Place, Paradise Valley,
Arizona 85253.
Martin Brody, Director (Age 79).
Consultant, HMK Associates; Retired Vice
Chairman of the Board of Restaurant
Associates Industries, Inc. Director or
trustee of 21 investment companies
associated with Citigroup. His address is c/o HMK Associates, 30 Columbia Turnpike,
Florham Park, New Jersey 07932.
H. John Ellis, Jr., Director (Age
74).  Retired. Director or trustee of 2
investment companies associated with
Citigroup.His address is 858 East Crystal
Downs Drive, Frankfort, Michigan 49635.
Stephen E. Kaufman, Director (Age
69).  Attorney. Director or trustee of 13
investment companies associated with
Citigroup. His address is 277 Park Avenue,
New York, New York 10172.

Arrnon E. Kamesar, Director (Age 74).
Chairman of TEC, an international
organization of Chief Executive Officers;
Trustee, U.S. Bankruptcy Court. Director or trustee of 2 investment companies associated with Citigroup. His address is 7328 Country Club Drive, La Jolla,
California 92037.
*Heath B. McLendon, Chairman of the
Board (Age 68).  Managing Director of Salomon
Smith Barney, and President of SBFM and TIA.
Mr. McLendon also serves as Chairman or Co-
Chairman of 77 investment companies
associated with Citigroup.  His address is 7
World Trade Center, New York, New York 10048.
Lewis E. Daidone, Senior Vice President
and Treasurer (Age 43).  Managing Director of
Salomon Smith Barney; Director and Senior
Vice President of SBFM and TIA. Mr. Daidone also serves as Senior Vice President or Executive Vice President and Treasurer of 61 investment companies associated with
Citigroup.  His address is 125 Broad Street,
New York, New York 10004.
Jay Gerken, Vice President and
Investment Officer (Age 49).  Managing
Director of Salomon Smith Barney and
portfolio manager of four investment
companies associated with Citigroup. His address is 7 World Trade Center, New York,
New York 10048.

Irving David, Controller (Age 40).
Director of Salomon Smith Barney.
Controller or Assistant Treasurer of 43
investment companies associated with
Citigroup; His address is 125 Broad Street,
New York, New York 10004.
Christina T. Sydor, Secretary (Age 50).
Managing Director of Salomon Smith Barney;
General Counsel and Secretary of SBFM and
TIA. Ms. Sydor also serves as Secretary of 61 investment companies associated with
Citigroup. Her address is 7 World Trade
Center, New York, New York 10048.

As of April 12, 2001, the Directors and
officers of the portfolios, as a group,
owned less than 1.00% of the outstanding common stock of the portfolios.

No officer, director or employee of Salomon
Smith Barney or any of their affiliates
will receive any compensation from the
Allocation Series for serving as an officer or director of the Allocation Series. The
Allocation Series pays each Director who is not an officer, director or employee of Salomon Smith Barney or any of their affiliates a fee of $10,000 per annum plus
$100 per portfolio per meeting attended and reimburses travel and out-of-pocket expenses. In addition, each such director is paid $100 per telephone meeting attended. Upon attainment of age 80, Directors are required to change to emeritus status. Directors Emeritus are entitled to serve in emeritus status for a maximum of 10 years during which time they receive 50% of the annual retainer fee and meeting fees otherwise applicable to the Allocation Series Directors. All Directors are reimbursed for travel and out-of-pocket expenses incurred in attending such meetings. For the fiscal year ended January
31, 2001, the directors were reimbursed, in the aggregate, $21,924 for travel and out-of-pocket expenses.




The following table shows the compensation paid by Allocation Series to each incumbent
Director for the fiscal year ended January
31, 2001:






Name

Aggregate
Compensation
from
Allocation
Series
Pension or
Retirement
Benefits
Accrued as
Expense
of
Allocation
Series


Total
Compensation
From
Fund
Complex**

Total
Number
of Funds
Served in
Complex
Heath B. McLendon*
None
None
None
77
Walter Auch
$14,400
None
$50,600
2
Martin Brody
12,200
None
138,600
21
H. John Ellis
14,400
None
50,600
2
Armon E. Kamesar
15,500
None
52,600
2
Stephen E. Kaufman
15,500
None
110,650
13

*	Designates "Interested Director" of Allocation
Series.
**	As of December 31, 2000.


INVESTMENT OBJECTIVES, MANAGEMENT POLICIES AND RISK
FACTORS

The Allocation Series is an open-end, non-diversified management investment company.
The prospectus discusses the investment
objectives of the Select Portfolios and
each of the underlying funds in which the portfolios may invest. In pursuing their investment objectives and policies, each of the underlying funds is permitted to engage in a wide range of investment policies.
Because the portfolios invest in the
underlying funds, shareholders of each
portfolio will be affected by these
investment policies in direct proportion to the amount of assets each portfolio allocates to the underlying funds pursuing such policy. This section contains supplemental information concerning the types of securities and other instruments in which the underlying funds may invest
(and repurchase agreements in which the
portfolios and/or the underlying funds may invest), the investment policies and portfolio strategies the underlying funds may utilize and certain risks attendant to such investments, policies and strategies.
There can be no assurance that the
respective investment objectives of the
portfolios or the underlying funds will be achieved.

The Articles of Incorporation of the
Allocation Series permit the Board of
Directors to establish additional
portfolios of the Allocation Series from time to time. The investment objectives, policies and restrictions applicable to additional portfolios would be established by the Board of Directors at the time such portfolios were established and may differ from those set forth in the prospectus and this SAI.


EQUITY SECURITIES

Common Stocks. Certain of the underlying funds invest primarily in common stocks.
Common stocks are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits of the corporation, if any, without preference over any other shareholder or class of shareholders, including holders of the entity's preferred stock and other senior equity. Common stock usually carries with it the right to vote and frequently an exclusive right to do so.

Preferred Stock. Certain of the underlying funds invest in preferred stocks which, like debt obligations, have characteristics similar to fixed-income securities.
Shareholders of preferred stocks normally have the right to receive dividends at a fixed rate when and as declared by the issuer's board of directors, but do not participate in other amounts available for distribution by the issuing corporation.
Dividends on preferred stock may be
cumulative, and all cumulative dividends usually must be paid prior to common shareholders receiving any dividends.
Preferred stock dividends must be paid
before common stock dividends and, for that reason, preferred stocks generally entail less risk than common stocks. Upon liquidation, preferred stocks are entitled to a specified liquidation preference, which is generally the same as the par or stated value, and are senior in right of payment to common stock. Preferred stocks are, however, equity securities in the sense that they do not represent a liability of the issuer and, therefore, do not offer as great a degree of protection of capital or assurance of continued income as investments in corporate debt securities. In addition, preferred stocks are subordinated in right of payment to all debt obligations and creditors of the issuer, and convertible preferred stocks may be subordinated to other preferred stock of the same issuer.

Foreign Investments. The portfolios will each invest in certain underlying funds that invest all or a portion of their assets in securities of non-U.S. issuers.
Foreign investments include non-dollar
denominated securities traded outside the
U.S. and dollar-denominated securities
traded in the U.S. (such as American
Depositary Receipts).  Investors should
recognize that investing in foreign
companies involves certain considerations which are not typically associated with investing in U.S. issuers. Since certain underlying funds will be investing in securities denominated in currencies other than the U.S. dollar, and since certain funds may temporarily hold funds in bank deposits or other money market investments denominated in foreign currencies, the funds may be affected favorably or unfavorably by exchange control regulations or changes in the exchange rate between such currencies and the dollar. A change in the value of a foreign currency relative to the U.S. dollar will result in a corresponding change in the dollar value of a fund's assets denominated in that foreign currency. Changes in foreign currency exchange rates may also affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gain, if any, to be distributed to shareholders by the fund.

The rate of exchange between the U.S.
dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. Changes in the exchange rate may result over time from the interaction of many factors directly or indirectly affecting economic conditions and political developments in other countries. Of particular importance are rates of inflation, interest rate levels, the balance of payments and the extent of government surpluses or deficits in the U.S. and the particular foreign country, all of which are in turn sensitive to the monetary, fiscal and trade policies pursued by the governments of the U.S. and other foreign countries important to international trade and finance.
Governmental intervention may also play a significant role. National governments rarely voluntarily allow their currencies to float freely in response to economic forces. Sovereign governments use a variety of techniques, such as intervention by a country's central bank or imposition of regulatory controls or taxes, to affect the exchange rates of their currencies.

Securities held by an underlying fund may not be registered with, nor the issuers thereof be subject to reporting requirements of the SEC. Accordingly, there may be less publicly available information about the securities and about the foreign company or government issuing them than is available about a domestic company or government entity. Foreign issuers are generally not subject to uniform financial reporting standards, practices and requirements comparable to those applicable to U.S. issuers. In addition, with respect to some foreign countries, there is the possibility of expropriation or confiscatory taxation, limitations on the removal of funds or other assets of the fund, political or social instability, or domestic developments which could affect U.S.
investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S.
economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments positions. Certain underlying funds may invest in securities of foreign governments
(or agencies or instrumentalities thereof), and many, if not all, of the foregoing considerations apply to such investments as well.

Securities of some foreign companies are less liquid and their prices are more volatile than securities of comparable domestic companies. Certain foreign countries are known to experience long delays between the trade and settlement dates of securities purchased or sold.

The interest and dividends payable on a
fund's foreign securities may be subject to foreign withholding taxes and the general effect of these taxes will be to reduce the fund's income. Additionally, the operating expenses of a fund can be expected to be higher than that of an investment company investing exclusively in U.S. securities, since the expenses of the fund, such as custodial costs, valuation costs and communication costs, as well as the rate of the investment advisory fees, though similar to such expenses of some other international funds, are higher than those costs incurred by other investment companies. In addition, dividend and interest income from non-U.S. securities will generally be subject to withholding taxes by the country in which the issuer is located and may not be recoverable by the underlying fund or a portfolio investing in such fund.

American, European and Continental
Depositary Receipts.  Certain of the
underlying funds may invest in the
securities of foreign and domestic issuers in the form of American Depositary Receipts
("ADRs") and European Depositary Receipts
("EDRs").  These securities may not
necessarily be denominated in the same
currency as the securities into which they may be converted. ADRs are receipts typically issued by a U.S. bank or trust company that evidence ownership of underlying securities issued by a foreign corporation. EDRs, which sometimes are referred to as Continental Depositary
Receipts ("CDRs"), are receipts issued in Europe typically by foreign banks and trust companies that evidence ownership of either foreign or domestic securities. Generally,
ADRs, in registered form, are designed for use in U.S. securities markets and EDRs and CDRs are designed for use in European securities markets.

Warrants. Because a warrant does not carry with it the right to dividends or voting rights with respect to the securities that the warrant holder is entitled to purchase, and because it does not represent any rights to the assets of the issuer, a warrant may be considered more speculative than certain other types of investments.
In addition, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date. Warrants acquired by an underlying fund in units or attached to securities may be deemed to be without value.


FIXED INCOME SECURITIES

General. Fixed income securities may be affected by general changes in interest rates, which will result in increases or decreases in the market value of the debt securities held by the underlying funds.
The market value of the fixed-income
obligations in which the underlying funds may invest can be expected to vary inversely in relation to the changes in prevailing interest rates and also may be affected by other market and credit factors.

Certain of the underlying funds may invest only in high-quality, high-grade or investment grade securities. High quality securities are those rated in the two highest categories by Moody's Investors
Service ("Moody's") (Aaa or Aa) or Standard
& Poor's Ratings Group ("S&P") (AAA or AA).
High grade securities are those rated in the three highest categories by Moody's
(Aaa, Aa or A) or S&P (AAA, AA or A).
Investment-grade securities are those rated in the four highest categories by Moody's
(Aaa, Aa, A or Baa) or S&P (AAA, AA, A or
BBB).  Securities rated Baa or BBB have
speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of their issuer to make principal and interest payments than is the case with higher grade securities.

High Yield Securities.  Certain of the
underlying funds may invest in securities rated below investment grade; that is rated below Baa by Moody's or BBB by S&P, or determined by the underlying fund's adviser to be of comparable quality. Securities rated below investment grade (and comparable unrated securities) are the equivalent of high yield, high risk bonds, commonly known as "junk bonds." Such securities are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations and involve major risk exposure to adverse business, financial, economic or political conditions. See the Appendix for additional information on the bond ratings of Moody's and S&P.

Convertible Securities.  Convertible
securities are fixed-income securities that may be converted at either a stated price or stated rate into underlying shares of common stock. Convertible securities have general characteristics similar to both fixed-income and equity securities.
Although to a lesser extent than with
fixed-income securities generally, the
market value of convertible securities
tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stocks and, therefore, also will react to variations in the general market for equity securities. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

As fixed-income securities, convertible
securities are investments that provide for a stable stream of income with generally higher yields than common stocks. Of course, like all fixed-income securities, there can be no assurance of current income because the issuers of the convertible securities may default on their obligations. Convertible securities, however, generally offer lower interest or dividend yields than non-convertible securities of similar quality because of the potential for capital appreciation. A convertible security, in addition to providing fixed income, offers the potential for capital appreciation through the conversion feature, which enables the holder to benefit from increases in the market price of the underlying common stock. There can be no assurance of capital appreciation, however, because securities prices fluctuate.

While convertible securities generally
offer lower yields than non-convertible
debt securities of similar quality, their prices may reflect changes in the value of the underlying common stock. Convertible securities entail less credit risk than the issuer's common stock.

Synthetic convertible securities are
created by combining non-convertible bonds or preferred stocks with warrants or stock call options. Synthetic convertible securities differ from convertible securities in certain respects, including that each component of a synthetic convertible security has a separate market value and responds differently to market fluctuations. Investing in synthetic convertible securities involves the risks normally involved in holding the securities comprising the synthetic convertible security.

Convertible securities generally are
subordinated to other similar but non-
convertible securities of the same issuer, although convertible bonds, such as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock, of the same issuer. Because of the subordination feature, however, convertible securities typically have lower ratings than similar nonconvertible securities.

Money Market Instruments.  Money market
instruments include: U.S. government
securities; certificates of deposit
("CDs"), time deposits ("TDs") and bankers' acceptances issued by domestic banks
(including their branches located outside the United States and subsidiaries located in Canada), domestic branches of foreign banks, savings and loan associations and similar institutions; high grade commercial paper; and repurchase agreements with respect to the foregoing types of instruments.

U.S. Government Securities.  U.S.
government securities include debt
obligations of varying maturities issued or guaranteed by the U.S. government or its agencies or instrumentalities. U.S.
government securities include not only
direct obligations of the U.S. Treasury, but also securities issued or guaranteed by the Federal Housing Administration, Farmers
Home Administration, Export-Import Bank of the United States, Small Business
Administration, Government National
Mortgage Association ("GNMA"), General
Services Administration, Central Bank for
Cooperatives, Federal Intermediate Credit
Banks, Federal Land Banks, Federal National
Mortgage Association ("FNMA"), Maritime
Administration, Tennessee Valley Authority,
District of Columbia Armory Board, Student
Loan Marketing Association and Resolution
Trust Corporation. Certain U.S. government securities, such as those issued or guaranteed by GNMA, FNMA and Federal Home
Loan Mortgage Corporation ("FHLMC"), are mortgage-related securities. Because the
U.S. government is not obligated by law to provide support to an instrumentality that it sponsors, a portfolio or an underlying fund will invest in obligations issued by such an instrumentality only if its investment adviser determines that the credit risk with respect to the instrumentality does not make its securities unsuitable for investment by the portfolio or the underlying fund, as the case may be.

Mortgage-Related Securities. The average maturity of pass-through pools of mortgage-related securities varies with the maturities of the underlying mortgage instruments. In addition, a pool's stated maturity may be shortened by unscheduled payments on the underlying mortgages.
Factors affecting mortgage prepayments
include the level of interest rates,
general economic and social conditions, the location of the mortgaged property and age of the mortgage. Because prepayment rates of individual pools vary widely, it is not possible to accurately predict the average life of a particular pool. Common practice is to assume that prepayments will result in an average life ranging from 2 to 10 years for pools of fixed-rate 30-year mortgages. Pools of mortgages with other maturities or different characteristics will have varying average life assumptions.

Mortgage-related securities may be
classified as private, governmental or
government-related, depending on the issuer or guarantor. Private mortgage-related securities represent pass-through pools consisting principally of conventional residential mortgage loans created by non-governmental issuers, such as commercial banks, savings and loan associations and private mortgage insurance companies.
Governmental mortgage-related securities are backed by the full faith and credit of the U.S. government. GNMA, the principal guarantor of such securities, is a wholly owned U.S. government corporation within the Department of Housing and Urban
Development. Government-related mortgage-related securities are not backed by the full faith and credit of the U.S.
government.  Issuers of such securities
include FNMA and FHLMC.  FNMA is a
government-sponsored corporation owned
entirely by private stockholders, which is subject to general regulation by the Secretary of Housing and Urban Development.
Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA. FHLMC is a corporate instrumentality of the U.S., the stock of which is owned by Federal Home
Loan Banks.  Participation certificates
representing interests in mortgages from
FHLMC's national portfolio are guaranteed as to the timely payment of interest and ultimate collection of principal by FHLMC.

Private U.S. governmental or government-related entities create mortgage loan pools offering pass-through investments in addition to those described above. The mortgages underlying these securities may be alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may be shorter than previously customary. As new types of mortgage-related securities are developed and offered to investors, certain of the underlying funds, consistent with their investment objective and policies, may consider making investments in such new types of securities.

Foreign Government Securities. Among the foreign government securities in which certain underlying funds may invest are those issued by countries with developing economies, which are countries in the initial stages of their industrialization cycles. Investing in securities of countries with developing economies involves exposure to economic structures that are generally less diverse and less mature, and to political systems that can be expected to have less stability, than those of developed countries. The markets of countries with developing economies historically have been more volatile than markets of the more mature economies of developed countries, but often have provided higher rates of return to investors.

Brady Bonds.  Certain of the underlying
funds may invest in Brady bonds which are debt securities, generally denominated in
U.S. dollars, issued under the framework of the Brady Plan. In restructuring its external debt under the Brady Plan framework, a debtor nation negotiates with its existing bank lenders as well as multilateral institutions such as the
International Bank for Reconstruction and
Development (the "World Bank') and the
International Monetary Fund (the "IMF').
Brady bonds may also be issued in respect of new money being advanced by existing lenders in connection with the debt restructuring. Under these arrangements with the World Bank and/or the IMF, debtor nations have been required to agree to the implementation of certain domestic monetary and fiscal reforms including liberalization of trade and foreign investment, privatization of state-owned enterprises and establishing targets for public spending and borrowing.

Brady Bonds which have been issued to date are rated in the categories "BB" 'or "B" by S&P or "Ba" or "B" by Moody's or, in cases in which a rating by S&P or Moody's has not been assigned, are generally considered by the underlying fund's investment adviser to be of comparable quality.

Agreements implemented under the Brady Plan to date are designed to achieve debt and debt-service reduction through specific options negotiated by a debtor nation with its creditors. As a result, the financial packages offered by each country differ.
Brady bonds issued to date have traded at a deep discount from their face value.
Certain sovereign bonds are entitled to
"value recovery payments" in certain
circumstances, which constitute
supplemental interest payments but
generally are not collateralized.  Certain
Brady bonds have been collateralized as to principal due at maturity (typically 30 years from the date of issuance) by U.S.
Treasury zero coupon bonds with a maturity equal to the final maturity of such Brady
Bonds, although the collateral is not
available to investors until the final
maturity of the Brady Bonds.

Bank Obligations.  Domestic commercial
banks organized under federal law are
supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System and to be insured by the Federal Deposit
Insurance Corporation (the "FDIC").
Domestic banks organized under state law are supervised and examined by state banking authorities but are members of the Federal Reserve System only if they elect to join. Most state banks are insured by the FDIC (although such insurance may not be of material benefit to an underlying fund, depending upon the principal amount of CDs of each held by the fund) and are subject to Federal examination and to a substantial body of federal law and regulation. As a result of federal and state laws and regulations, domestic branches of domestic banks are, among other things, generally required to maintain specified levels of reserves, and are subject to other supervision and regulation designed to promote financial soundness.

Obligations of foreign branches of U.S.
banks, such as CDs and TDs, may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and governmental regulation. Obligations of foreign branches of U.S. banks and foreign banks are subject to different risks than are those of U.S. banks or U.S. branches of foreign banks. These risks include foreign economic and political developments, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign exchange controls and foreign withholding and other taxes on interest income.
Foreign branches of U.S. banks are not
necessarily subject to the same or similar regulatory requirements that apply to U.S.
banks, such as mandatory reserve
requirements, loan limitations and
accounting, auditing and financial
recordkeeping requirements. In addition, less information may be publicly available about a foreign branch of a U.S. bank than about a U.S. bank. CDs issued by wholly owned Canadian subsidiaries of U.S. banks are guaranteed as to repayment of principal and interest, but not as to sovereign risk, by the U.S. parent bank.

Obligations of U.S. branches of foreign
banks may be general obligations of the
parent bank in addition to the issuing
branch, or may be limited by the terms of a specific obligation and by Federal and state regulation as well as governmental action in the country in which the foreign bank has its head office. A U.S. branch of a foreign bank with assets in excess of $1 billion may or may not be subject to reserve requirements imposed by the Federal
Reserve System or by the state in which the branch is located if the branch is licensed in that state. In addition, branches licensed by the Comptroller of the Currency and branches licensed by certain states
("State Branches") may or may not be
required to: (a) pledge to the regulator by depositing assets with a designated bank within the state, an amount of its assets equal to 5% of its total liabilities; and
(b) maintain assets within the state in an amount equal to a specified percentage of the aggregate amount of liabilities of the foreign bank payable at or through all of its agencies or branches within the state.
The deposits of State Branches may not
necessarily be insured by the FDIC.  In
addition, there may be less publicly
available information about a U.S. branch of a foreign bank than about a U.S. bank.

Commercial Paper.  Commercial paper
consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender, such as one of the underlying funds, pursuant to which the lender may determine to invest varying amounts. Transfer of such notes is usually restricted by the issuer, and there is no secondary trading market for such notes.

Ratings as Investment Criteria.  In
general, the ratings of nationally
recognized statistical rating organization
("NRSROs") represent the opinions of these agencies as to the quality of securities that they rate. Such ratings, however, are relative and subjective, and are not absolute standards of quality and do not evaluate the market value risk of the securities. These ratings will be used by the underlying funds as initial criteria for the selection of portfolio securities, but the funds also will rely upon the independent advice of their respective advisers to evaluate potential investments.
Among the factors that will be considered are the long-term ability of the issuer to pay principal and interest and general economic trends. The Appendix to this SAI contains further information concerning the rating categories of NRSROs and their significance.

Subsequent to its purchase by a fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by the fund.
In addition, it is possible that an NRSRO might not change its rating of a particular issue to reflect subsequent events. None of these events will require sale of such securities by a fund, but the fund's adviser will consider such events in its determination of whether the fund should continue to hold the securities. In addition, to the extent that the ratings change as a result of changes in such organizations or their rating systems, or due to a corporate reorganization, a fund will attempt to use comparable ratings as standards for its investments in accordance with its investment objective and policies.

INVESTMENT PRACTICES

In attempting to achieve its investment
objective, an underlying fund may employ, among others, the following portfolio strategies.

Repurchase Agreements.  The Select
Portfolios and the underlying funds may
enter into repurchase agreements with
certain member banks which are the issuers of instruments acceptable for purchase by the portfolio or the underlying fund, as the case may be, and with certain dealers on the Federal Reserve Bank of New York's list of reporting dealers. Repurchase agreements are contracts under which the buyer of a security simultaneously commits to resell the security to the seller at an agreed-upon price and date. Under each repurchase agreement, the selling institution will be required to maintain the value of the securities subject to the repurchase agreement at not less than their repurchase price. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions upon a portfolio's or an underlying fund's ability to dispose of the underlying securities, the risk of a possible decline in the value of the underlying securities during the period in which the portfolio or underlying fund seeks to assert its rights to them, the risk of incurring expenses associated with asserting those rights and the risk of losing all or part of the income from the repurchase agreement.

When-issued Securities and Delayed-delivery
Transactions. To secure an advantageous price or yield, certain of the underlying funds may purchase certain securities on a when-issued basis or purchase or sell securities for delayed delivery. Delivery of the securities in such cases occurs beyond the normal settlement periods, but no payment or delivery is made by an underlying fund prior to the reciprocal delivery or payment by the other party to the transaction. In entering into a when-issued or delayed-delivery transaction, an underlying fund will rely on the other party to consummate the transaction and may be disadvantaged if the other party fails to do so.

U.S. government securities normally are
subject to changes in value based upon
changes, real or anticipated, in the level of interest rates and the public's perception of the creditworthiness of the issuers. In general, U.S. government securities tend to appreciate when interest rates decline and depreciate when interest rates rise. Purchasing these securities on a when-issued or delayed-delivery basis, therefore, can involve the risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself. Similarly, the sale of U.S.
government securities for delayed delivery can involve the risk that the prices available in the market when the delivery is made may actually be higher than those obtained in the transaction itself.

In the case of the purchase by an
underlying fund of securities on a when-issued or delayed-delivery basis, a segregated account in the name of the fund consisting of cash or liquid securities equal to the amount of the when-issued or delayed-delivery commitments will be established. For the purpose of determining the adequacy of the securities in the accounts, the deposited securities will be valued at market or fair value. If the market or fair value of the securities declines, additional cash or securities will be placed in the account daily so that the value of the account will equal the amount of such commitments by the fund involved. On the settlement date, a fund will meet its obligations from then-available cash flow, the sale of securities held in the segregated account, the sale of other securities or, although it would not normally expect to do so, from the sale of the securities purchased on a when-issued or delayed-delivery basis (which may have a value greater or less than the fund's payment obligations).

Lending of Portfolio Securities. Certain of the underlying funds have the ability to lend portfolio securities to brokers, dealers and other financial organizations.
A fund will not lend portfolio securities to Salomon Smith Barney unless it has applied for and received specific authority to do so from the Securities and Exchange
Commission ("SEC").  Loans of portfolio
securities will be collateralized by cash, letters of credit or U.S. government securities which are maintained at all times in an amount at least equal to the current market value of the loaned securities. From time to time, an underlying fund may pay a part of the interest earned from the investment of collateral received for securities loaned to the borrower and/or a third party which is unaffiliated with the fund and is acting as a "finder."

By lending its securities, an underlying fund can increase its income by continuing to receive interest on the loaned securities as well as by either investing the cash collateral in short-term instruments or obtaining yield in the form of interest paid by the borrower when U.S.
government securities are used as
collateral. A fund will comply with the following conditions whenever its portfolio securities are loaned: (a) the fund must receive at least 100% cash collateral or equivalent securities from the borrower;
(b) the borrower must increase such
collateral whenever the market value of the securities loaned rises above the level of such collateral; (c) the fund must be able to terminate the loan at any time; (d) the fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities, and any increase in market value; (e) the fund may pay only reasonable custodian fees in connection with the loan; and (f) voting rights on the loaned securities may pass to the borrower;
provided, however, that if a material event adversely affecting the investment in the loaned securities occurs, the fund's trustees or directors, as the case may be, must terminate the loan and regain the right to vote the securities. The risks in lending portfolio securities, as with other extensions of secured credit, consist of a possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will be made to firms deemed by each underlying fund's investment adviser to be of good standing and will not be made unless, in the judgment of the adviser, the consideration to be earned from such loans would justify the risk.

Short Sales.  Certain of the underlying
funds may from time to time sell securities short. A short sale is a transaction in which the fund sells securities that it does not own (but has borrowed) in anticipation of a decline in the market price of the securities.

When a fund makes a short sale, the
proceeds it receives from the sale are
retained by a broker until the fund
replaces the borrowed securities.  To
deliver the securities to the buyer, the fund must arrange through a broker to borrow the securities and, in so doing, the fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be. The fund may have to pay a premium to borrow the securities and must pay any dividends or interest payable on the securities until they are replaced.

A fund's obligation to replace the
securities borrowed in connection with a short sale will be secured by collateral deposited with the broker that consists of cash or U.S. government securities. In addition, the fund will place in a segregated account with its custodian an amount of cash or U.S. government securities equal to the difference, if any, between (a) the market value of the securities sold at the time they were sold short and (b) any cash or U.S. government securities deposited as collateral with the broker in connection with the short sale
(not including the proceeds of the short sale). Until it replaces the borrowed securities, the fund will maintain the segregated account daily at a level so that the amount deposited in the account plus the amount deposited with the broker (not including the proceeds from the short sale)
(a) will equal the current market value of the securities sold short and (b) will not be less than the market value of the securities at the time they were sold short.

Short Sales Against the Box. Certain of the underlying funds may enter into a short sale of common stock such that when the short position is open the fund involved owns an equal amount of preferred stocks or debt securities, convertible or exchangeable, without payment of further consideration, into an equal number of shares of the common stock sold short.
This kind of short sale, which is described as "against the box," will be entered into by a fund for the purpose of receiving a portion of the interest earned by the executing broker from the proceeds of the sale. The proceeds of the sale will be held by the broker until the settlement date when the fund delivers the convertible securities to close out its short position.
Although prior to delivery a fund will have to pay an amount equal to any dividends paid on the common stock sold short, the fund will receive the dividends from the preferred stock or interest from the debt securities convertible into the stock sold short, plus a portion of the interest earned from the proceeds of the short sale.
The funds will deposit, in a segregated
account with their custodian, convertible preferred stock or convertible debt securities in connection with short sales against the box.

Restricted Securities.  Certain of the
underlying funds may invest in securities the disposition of which is subject to legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on a national securities exchange that are not subject to restrictions on resale.
Restricted securities often sell at a price lower than similar securities that are not subject to restrictions on resale.

Reverse Repurchase Agreements.  Certain
underlying funds may enter into reverse
repurchase agreements with banks or broker-dealers. A reverse repurchase agreement involves the sale of a money market instrument held by an underlying fund coupled with an agreement by the fund to repurchase the instrument at a stated price, date and interest payment. The fund will use the proceeds of a reverse repurchase agreement to purchase other money market instruments which either mature at a date simultaneous with or prior to the expiration of the reverse repurchase agreement or which are held under an agreement to resell maturing as of that time.

An underlying fund will enter into a
reverse repurchase agreement only when the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Under the 1940
Act, reverse repurchase agreements may be considered to be borrowings by the seller.
Entry into such agreements requires the
creation and maintenance of a segregated account with the fund's custodian consisting of U.S. government securities, cash or cash equivalents.

Leveraging.  Certain of the underlying
funds may from time to time leverage their investments by purchasing securities with borrowed money. A fund is required under the 1940 Act to maintain at all times an asset coverage of 300% of the amount of its borrowings. If, as a result of market fluctuations or for any other reason, the fund's asset coverage drops below 300%, the fund must reduce its outstanding borrowings within three business days so as to restore its asset coverage to the 300% level.

Any gain in the value of securities
purchased with borrowed money that exceeds the interest paid on the amount borrowed would cause the net asset value of the underlying fund's shares to increase more rapidly than otherwise would be the case.
Conversely, any decline in the value of
securities purchased would cause the net asset value of the fund's shares to decrease more rapidly than otherwise would be the case. Borrowed money thus creates an opportunity for greater capital gain but at the same time increases exposure to capital risk. The net cost of any borrowed money would be an expense that otherwise would not be incurred, and this expense could restrict or eliminate a fund's net investment income in any given period.

DERIVATIVE TRANSACTIONS

Derivative transactions, including the
options and futures transactions described below, are used for a number of reasons including: to manage exposure to changes in interest rates, stock and bond prices and foreign currencies; as an efficient means of adjusting overall exposure to certain markets; to adjust duration; to enhance income; and to protect the value of portfolio securities. Options and futures can be volatile instruments, and involve certain risks. If the adviser to the underlying fund applies a hedge at an inappropriate time or judges market conditions incorrectly, options and futures strategies may lower the underlying fund's return. Further losses could also be experienced if the options and futures positions held by an underlying fund were poorly correlated with its other investments, or if it could not close out its positions because of an illiquid secondary market.

Certain of the underlying funds may enter into stock index, interest rate and currency futures contracts (or options thereon, including swaps, caps, collars and floors). Certain underlying funds may also purchase and sell call and put options, futures and options contracts.


Options on Securities.  Certain of the
underlying funds may engage in transactions in options on securities, which, depending on the fund, may include the writing of covered put options and covered call options, the purchase of put and call options and the entry into closing transactions.

The principal reason for writing covered call options on securities is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the securities alone. Certain underlying funds, however, may engage in option transactions only to hedge against adverse price movements in the securities that they hold or may wish to purchase and the currencies in which certain portfolio securities may be denominated. In return for a premium, the writer of a covered call option forfeits the right to any appreciation in the value of the underlying security above the strike price for the life of the option (or until a closing purchase transaction can be effected).
Nevertheless, the call writer retains the risk of a decline in the price of the underlying security. Similarly, the principal reason for writing covered put options is to realize income in the form of premiums. The writer of a covered put option accepts the risk of a decline in the price of the underlying security. The size of the premiums that a fund may receive may be adversely affected as new or existing institutions, including other investment companies, engage in or increase their option-writing activities.

Options written by an underlying fund
normally will have expiration dates between one and nine months from the date written.
The exercise price of the options may be below, equal to or above the market values of the underlying securities at the times the options are written. In the case of call options, these exercise prices are referred to as "in-the-money," "at-the-money" and "out-of-the-money," respectively. An underlying fund with option-writing authority may write (a) in-the-money call options when its investment adviser expects that the price of the underlying security will remain flat or decline moderately during the option period, (b) at-the-money call options when its adviser expects that the price of the underlying security will remain flat or advance moderately during the option period and (c) out-of-the-money call options when its adviser expects that the price of the underlying security may increase but not above a price equal to the sum of the exercise price plus the premiums received from writing the call option. In any of the preceding situations, if the market price of the underlying security declines and the security is sold at this lower price, the amount of any realized loss will be offset wholly or in part by the premium received. Out-of-the-money, at-the-money and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments that such call options are used in equivalent transactions.

So long as the obligation of an underlying fund as the writer of an option continues, the fund may be assigned an exercise notice by the broker-dealer through which the option was sold, requiring the fund to deliver, in the case of a call, or take delivery of, in the case of a put, the underlying security against payment of the exercise price. This obligation terminates when the option expires or the fund effects a closing purchase transaction. A fund can no longer effect a closing purchase transaction with respect to an option once it has been assigned an exercise notice.
To secure its obligation to deliver the
underlying security when it writes a call option, or to pay for the underlying security when it writes a put option, an underlying fund will be required to deposit in escrow the underlying security or other assets in accordance with the rules of the Options Clearing Corporation (the "Clearing
Corporation") or similar foreign clearing corporation and of the securities exchange on which the option is written.

Certain underlying funds may purchase and sell put, call and other types of option securities that are traded on domestic or foreign exchanges or the over-the-counter market including, but not limited to, "spread" options, "knock-out" options,
"knock-in" options and "average rate" or "look-back" options. "Spread" options are dependent upon the difference between the price of two securities or futures contracts, "knock-out" options are canceled if the price of the underlying asset reaches a trigger level prior to expiration, "knock-in" options only have value if the price of the underlying asset reaches a trigger level and, "average rate" or "look-back" options are options where, at expiration, the option's strike price is set based on either the average, maximum or minimum price of the asset over the period of the option.

An option position may be closed out only where there exists a secondary market for an option of the same series on a recognized securities exchange or in the over-the-counter market. Certain underlying funds with option-writing authority may write options on U.S. or foreign exchanges and in the over-the-counter market.

An underlying fund may realize a profit or loss upon entering into a closing transaction. In cases in which a fund has written an option, it will realize a profit if the cost of the closing purchase transaction is less than the premium received upon writing the original option and will incur a loss if the cost of the closing purchase transaction exceeds the premium received upon writing the original option. Similarly, when a fund has purchased an option and engages in a closing sale transaction, whether the fund realizes a profit or loss will depend upon whether the amount received in the closing sale transaction is more or less than the premium that the fund initially paid for the original option plus the related transaction costs.

Although an underlying fund generally will purchase or write only those options for which its adviser believes there is an active secondary market so as to facilitate closing transactions, there is no assurance that sufficient trading interest to create a liquid secondary market on a securities exchange will exist for any particular option or at any particular time, and for some options no such secondary market may exist. A liquid secondary market in an option may cease to exist for a variety of reasons. In the past, for example, higher than anticipated trading activity or order flow, or other unforeseen events, have at times rendered inadequate certain facilities of the Clearing Corporation and U.S. and foreign securities exchanges and resulted in the institution of special procedures, such as trading rotations, restrictions on certain types of orders or trading halts or suspensions in one or more options. There can be no assurance that similar events, or events that may otherwise interfere with the timely execution of customers' orders, will not recur. In such event, it might not be possible to effect closing transactions in particular options. If as a covered call option writer a fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise.

Securities exchanges generally have
established limitations governing the
maximum number of calls and puts of each class which may be held or written, or exercised within certain time periods, by an investor or group of investors acting in concert (regardless of whether the options are written on the same or different securities exchanges or are held, written or exercised in one or more accounts or through one or more brokers). It is possible that the underlying funds with authority to engage in options transactions and other clients of their respective advisers and certain of their affiliates may be considered to be such a group. A securities exchange may order the liquidation of positions found to be in violation of these limits and it may impose certain other sanctions.

In the case of options written by an
underlying fund that are deemed covered by virtue of the fund's holding convertible or exchangeable preferred stock or debt securities, the time required to convert or exchange and obtain physical delivery of the underlying common stocks with respect to which the fund has written options may exceed the time within which the fund must make delivery in accordance with an exercise notice. In these instances, an underlying fund may purchase or borrow temporarily the underlying securities for purposes of physical delivery. By so doing, the fund will not bear any market risk because the fund will have the absolute right to receive from the issuer of the underlying security an equal number of shares to replace the borrowed stock, but the fund may incur additional transaction costs or interest expenses in connection with any such purchase or borrowing.

Additional risks exist with respect to
certain of the U.S. government securities for which an underlying fund may write covered call options. If a fund writes covered call options on mortgage-backed securities, the securities that it holds as cover may, because of scheduled amortization or unscheduled prepayments, cease to be sufficient cover. The fund will compensate for the decline in the value of the cover by purchasing an appropriate additional amount of those securities.

Stock Index Options.  Certain of the
underlying funds may purchase and write put and call options on U.S. stock indexes listed on U.S. exchanges for the purpose of hedging their portfolios. A stock index fluctuates with changes in the market values of the stocks included in the index.
Some stock index options are based on a
broad market index such as the New York
Stock Exchange Composite Index or a
narrower market index such as the Standard
& Poor's 100.

Options on stock indexes are similar to
options on stock except that (a) the
expiration cycles of stock index options are monthly, while those of stock options currently are quarterly, and (b) the delivery requirements are different.
Instead of giving the right to take or make delivery of stock at a specified price, an option on a stock index gives the holder the right to receive a cash "exercise settlement amount" equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (b) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The amount of cash received will be equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. The writer may offset its position in stock index options prior to expiration by entering into a closing transaction on an exchange or it may let the options expire unexercised.

The effectiveness of purchasing or writing stock index options as a hedging technique will depend upon the extent to which price movements in the portion of a securities portfolio being hedged correlate with price movements of the stock index selected.
Because the value of an index option
depends upon movements in the level of the index rather than the price of a particular stock, whether a fund will realize a gain or loss from the purchase or writing of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indexes, in an industry or market segment, rather than movements in the price of a particular stock. Accordingly, successful use by a fund of options on stock indexes will be subject to its adviser's ability to predict correctly movements in the direction of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the prices of individual stocks.

An underlying fund will engage in stock
index options transactions only when
determined by its adviser to be consistent with the fund's efforts to control risk.
There can be no assurance that such
judgment will be accurate or that the use of these portfolio strategies will be successful. When a fund writes an option on a stock index, the fund will establish a segregated account with its custodian in an amount equal to the market value of the option and will maintain the account while the option is open.


Currency Transactions.  Certain of the
underlying funds may enter into forward
currency exchange transactions. A forward currency contract is an obligation to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. An underlying fund that enters into a forward currency contract may either accept or make delivery of the currency at the maturity of the forward contract or, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. A fund may engage in forward currency transactions in anticipation of, or to protect itself against, fluctuations in exchange rates. A fund might sell a particular foreign currency forward, for example, when it holds bonds denominated in that currency but anticipates, and seeks to be protected against, decline in the currency against the U.S. dollar.
Similarly, a fund may sell the U.S. dollar forward when it holds bonds denominated in U.S. dollars but anticipates, and seeks to be protected against, a decline in the U.S.
dollar relative to other currencies.
Further, a fund may purchase a currency
forward to "lock in" the price of
securities denominated in that currency
which it anticipates purchasing.

Transaction hedging is the purchase or sale of forward currency contracts with respect to a specific receivable or payable of the fund generally arising in connection with the purchase or sale of its securities.
Position hedging, generally, is the sale of forward currency contracts with respect to portfolio security positions denominated or quoted in the currency. A fund may not position hedge with respect to a particular currency to an extent greater than the aggregate market value at any time of the security or securities held in its portfolio denominated or quoted in or currently convertible (such as through exercise of an option or consummation of a forward currency contract) into that particular currency, except that certain underlying funds may utilize forward currency contracts denominated in the
European Currency Unit to hedge portfolio security positions when a security or securities are denominated in currencies of member countries in the European Monetary
System.  If a fund enters into a
transaction hedging or position hedging
transaction, it will cover the transaction through one or more of the following methods: (a) ownership of the underlying currency or an option to purchase such currency; (b) ownership of an option to enter into an offsetting forward currency contract; (c) entering into a forward contract to purchase currency being sold or to sell currency being purchased, provided that such covering contract is itself covered by any one of these methods unless the covering contract closes out the first contract; or (d) depositing into a segregated account with the custodian or a sub-custodian of the fund cash or readily marketable securities in an amount equal to the value of the fund's total assets committed to the consummation of the forward currency contract and not otherwise covered. In the case of transaction hedging, any securities placed in an account must be liquid securities. In any case, if the value of the securities placed in the segregated account declines, additional cash or securities will be placed in the account so that the value of the account will equal the above amount.
Hedging transactions may be made from any foreign currency into dollars or into other appropriate currencies.

At or before the maturity of a forward
contract, a fund either may sell a
portfolio security and make delivery of the currency, or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the relevant Fund will obtain, on the same maturity date, the same amount of the currency which it is obligated to deliver. If a fund retains the portfolio security and engages in an offsetting transaction, the fund, at the time of execution of the offsetting transaction, will incur a gain or loss to the extent movement has occurred in forward contract prices. Should forward prices decline during the period between a fund's entering into a forward contract for the sale of a currency and the date that it enters into an offsetting contract for the purchase of the currency, the fund will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the fund will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

The cost to a fund of engaging in currency transactions varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because transactions in currency exchange are usually conducted on a principal basis, no fees or commissions are involved. The use of forward currency contracts does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. In addition, although forward currency contracts limit the risk of loss due to a decline in the value of the hedged currency, at the same time, they limit any potential gain that might result should the value of the currency increase. If a devaluation is generally anticipated a fund may not be able to contract to sell the currency at a price above the devaluation level it anticipates.

Foreign Currency Options.  Certain
underlying funds may purchase or write put and call options on foreign currencies for the purpose of hedging against changes in future currency exchange rates. Foreign currency options generally have three, six and nine month expiration cycles. Put options convey the right to sell the underlying currency at a price which is anticipated to be higher than the spot price of the currency at the time the option expires. Call options convey the right to buy the underlying currency at a price which is expected to be lower than the spot price of the currency at the time that the option expires.

An underlying fund may use foreign currency options under the same circumstances that it could use forward currency exchange transactions. A decline in the dollar value of a foreign currency in which a fund's securities are denominated, for example, will reduce the dollar value of the securities, even if their value in the foreign currency remains constant. In order to protect against such diminution in the value of securities that it holds, the fund may purchase put options on the foreign currency. If the value of the currency does decline, the fund will have the right to sell the currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on its securities that otherwise would have resulted. Conversely, if a rise in the dollar value of a currency in which securities to be acquired are denominated is projected, thereby potentially increasing the cost of the securities, the fund may purchase call options on the particular currency. The purchase of these options could offset, at least partially, the effects of the adverse movements in exchange rates. The benefit to the fund derived from purchases of foreign currency options, like the benefit derived from other types of options, will be reduced by the amount of the premium and related transaction costs. In addition, if currency exchange rates do not move in the direction or to the extent anticipated, the fund could sustain losses on transactions in foreign currency options that would require it to forego a portion or all of the benefits of advantageous changes in the rates.

Futures Contracts.  The purpose of the
acquisition or sale of a futures contract by a fund is to mitigate the effects of fluctuations in interest rates or currency or market values, depending on the type of contract, on securities or their values without actually buying or selling the securities. Of course, because the value of portfolio securities will far exceed the value of the futures contracts sold by a fund, an increase in the value of the futures contracts could only mitigate -- but not totally offset -- the decline in the value of the fund.

Certain of the underlying funds may enter into futures contracts or related options on futures contracts that are traded on a domestic or foreign exchange or in the over-the-counter market. Generally, these investments may be made solely for the purpose of hedging against changes in the value of its portfolio securities due to anticipated changes in interest rates, currency values and/or market conditions when the transactions are economically appropriate to the reduction of risks inherent in the management of the fund and not for purposes of speculation. However, the International All Cap Growth Portfolio may also enter into futures transactions for non-hedging purposes, subject to applicable law. The ability of the funds to trade in futures contracts may be limited by the requirements of the Internal
Revenue Code of 1986 as amended (the
"Code"), applicable to a regulated
investment company.

No consideration is paid or received by a fund upon entering into a futures contract.
Initially, a fund will be required to
deposit with its custodian an amount of
cash or cash equivalents equal to
approximately 1% to 10% of the contract
amount (this amount is subject to change by the board of trade on which the contract is traded and members of such board of trade may charge a higher amount). This amount, known as initial margin, is in the nature of a performance bond or good faith deposit on the contract and is returned to a fund upon termination of the futures contract, assuming that all contractual obligations have been satisfied. Subsequent payments, known as variation margin, to and from the broker, will be made daily as the price of the securities, currency or index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." At any time prior to expiration of a futures contract, a fund may elect to close the position by taking an opposite position, which will operate to terminate the fund's existing position in the contract.

Several risks are associated with the use of futures contracts as a hedging device.
Successful use of futures contracts by a fund is subject to the ability of its adviser to predict correctly movements in interest rates, stock or bond indices or foreign currency values. These predictions involve skills and techniques that may be different from those involved in the management of the portfolio being hedged.
In addition, there can be no assurance that there will be a correlation between movements in the price of the underlying securities, currency or index and movements in the price of the securities which are the subject of the hedge. A decision of whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected trends in interest rates or currency values.

There is no assurance that an active market will exist for futures contracts at any particular time. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses. In such event, and in the event of adverse price movements, a fund would be required to make daily cash payments of variation margin, and an increase in the value of the portion of the portfolio being hedged, if any, may partially or completely offset losses on the futures contract. As described above, however, there is no guarantee that the price of the securities being hedged will, in fact, correlate with the price movements in a futures contract and thus provide an offset to losses on the futures contract.

If a fund has hedged against the
possibility of a change in interest rates or currency or market values adversely affecting the value of securities held in its portfolio and rates or currency or market values move in a direction opposite to that which the fund has anticipated, the fund will lose part or all of the benefit of the increased value of securities which it has hedged because it will have offsetting losses in its futures positions.
In addition, in such situations, if the
fund had insufficient cash, it may have to sell securities to meet daily variation margin requirements at a time when it may be disadvantageous to do so. These sales of securities may, but will not necessarily, be at increased prices which reflect the change in interest rates or currency values, as the case may be.


Options on Futures Contracts. An option on an interest rate futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in the underlying interest rate futures contract at a specified exercise price at any time prior to the expiration date of the option. An option on a foreign currency futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, but not the obligation, to assume a long or short position in the relevant underlying foreign currency futures contract at a predetermined exercise price at a time in the future. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential for loss related to the purchase of an option on futures contracts is limited to the premium paid for the option (plus transaction costs). Because the value of the option is fixed at the point of sale, there are no daily cash payments to reflect changes in the value of the underlying contract; however, the value of the option does change daily and that change would be reflected in the net asset value of a fund investing in the options.

Several risks are associated with options on futures contracts. The ability to establish and close out positions on such options will be subject: to the existence of a liquid market. In addition, the purchase of put or call options on interest rate and foreign currency futures will be based upon predictions by a fund's adviser as to anticipated trends in interest rates and currency values, as the case may be, which could prove to be incorrect. Even if the expectations of an adviser are correct, there may be an imperfect correlation between the change in the value of the options and of the portfolio securities in the currencies being hedged.

Foreign Commodity Exchanges.  Unlike
trading on domestic commodity exchanges, trading on foreign commodity exchanges is not regulated by the Commodity Futures
Trading Commission and may be subject to greater risks than trading on domestic exchanges. For example, some foreign exchanges may be principal markets so that no common clearing facility exists and a trader may look only to the broker for performance of the contract. In addition, unless an underlying fund trading on a foreign commodity exchange hedges against fluctuations in the exchange rate between the U.S. dollar and the currencies in which trading is done on foreign exchanges, any profits that the fund might realize in trading could be eliminated by adverse changes in the exchange rate, or the fund could incur losses as a result of those changes.

Swap Agreements.  Among the hedging
transactions into which certain underlying funds may enter are interest rate swaps and the purchase or sale of interest rate caps and floors. Interest rate swaps involve the exchange by a fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index fails below a predetermined interest rate, to receive payment of interest on a notional principal amount from the party selling such interest rate floor.

Certain underlying funds may enter into
interest rate swaps, caps and floors on
either an asset-based or liability-based basis, depending on whether a fund is hedging its assets or its liabilities, and will usually enter into interest rate swaps on a net basis, i.e., the two payment streams are netted, with the fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these hedging transactions are entered into for good faith hedging purposes, the investment adviser and the fund believe such obligations do not constitute senior securities and accordingly will not treat them as being subject to its borrowing restrictions. The net amount of the excess, if any, of a fund's obligations over its entitlements with respect to each interest rate swap will be accrued on a daily basis and an amount of cash or liquid securities having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account with PFPC Trust Company. If there is a default by the other party to such a transaction, a fund will have contractual remedies pursuant to the agreement related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents. As a result, the swap market has become relatively liquid. Caps and floors are more recent innovations for which standardized documentation has not yet been developed and, accordingly, they are less liquid than swaps.


ADDITIONAL RISK FACTORS

Investment in Other Mutual Funds.  The
investments of each portfolio are
concentrated in underlying funds so each portfolio's investment performance is directly related to the investment performance of the underlying funds held by it. The ability of each portfolio to meet its investment objective is directly related to the ability of the underlying funds to meet their objectives as well as the allocation among those underlying funds by TIA. There can be no assurance that the investment objective of any portfolio or any underlying fund will be achieved. The portfolios will only invest in Class Y shares of the underlying Smith Barney funds and, accordingly, will not pay any sales loads or 12b-1 or service or distribution fees in connection with their investments in shares of the underlying funds. The portfolios, however, will indirectly bear their pro rata share of the fees and expenses incurred by the underlying Smith
Barney funds that are applicable to Class Y shareholders. The investment returns of each portfolio, therefore, will be net of the expenses of the underlying funds in which it is invested.

Non-Diversified Portfolios. Each portfolio and certain of the underlying funds are classified as non-diversified investment companies under the 1940 Act. Since, as a non-diversified investment company, each such company is permitted to invest a greater proportion of its assets in the securities of a smaller number of issuers, each such company may be subject to greater risk with respect to its individual portfolio than an investment company that is more broadly diversified.

Securities of Unseasoned Issuers.
Securities in which certain of the
underlying funds may invest may have
limited marketability and, therefore, may be subject to wide fluctuations in market value. In addition, certain securities may lack a significant operating history and be dependent on products or services without an established market share.

Floating and Variable Rate Income
Securities.  Floating and variable rate
income securities include securities whose rates vary inversely with changes in market rates of interest. Such securities may also pay a rate of interest determined by applying a multiple to the variable rate.
The extent of increases and decreases in the value of securities whose rates vary inversely with changes in market rates of interest generally will be larger than comparable changes in the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity.

Zero Coupon, Discount and Payment-in-Kind
Securities.  Zero coupon securities
generally pay no cash interest (or
dividends in the case of preferred stock) to their holders prior to maturity.
Payment-in-kind securities allow the
lender, at its option, to make current
interest payments on such securities either in cash or in additional securities.
Accordingly, such securities usually are issued and traded at a deep discount from their face or par value and generally are subject to greater fluctuations of market value in response to changing interest rates than securities of comparable maturities and credit quality that pay cash interest (or dividends in the case of preferred stock) on a current basis.

Premium Securities. Premium securities are income securities bearing coupon rates higher than prevailing market rates.
Premium securities are typically purchased at prices greater than the principal amounts payable on maturity. If securities purchased by an underlying fund at a premium are called or sold prior to maturity, the fund will recognize a capital loss to the extent the call or sale price is less than the purchase price.
Additionally, the fund will recognize a
capital loss if it holds such securities to maturity.

Yankee Bonds.  Yankee bonds are U.S.
dollar-denominated bonds sold in the U.S.
by non-U.S. issuers.  As compared with
bonds issued in the U.S., such bond issues normally carry a higher interest rate but are less actively traded.

Sovereign Debt Obligations. Sovereign debt of developing countries may involve a high degree of risk, and may be in default or present the risk of default. Governmental entities responsible for repayment of the debt may be unable or unwilling to repay principal and interest when due, and may require renegotiation or rescheduling of debt payments. In addition, prospects for repaying of principal and interest may depend on political as well as economic factors. Although some sovereign debt, such as Brady Bonds, is collateralized by U.S. government securities, repayment of principal and interest is not guaranteed by the U.S. government.

Brady Bonds. A significant amount of the Brady bonds that the underlying funds may purchase have no or limited collateralization, and an underlying fund will be relying for payment of interest and (except in the case of principal collateralized Brady bonds) principal primarily on the willingness and ability of the foreign government to make payment in accordance with the terms of the Brady bonds. In the event of a default on collateralized Brady bonds for which obligations are accelerated, the collateral for the payment of principal will not be distributed to investors, nor will such obligations be sold and the proceeds distributed. In light of the residual risk of the Brady bonds and, among other factors, the history of default with respect to commercial bank loans by public and private entities of countries issuing
Brady bonds, investments in Brady bonds are to be viewed as speculative.

Sovereign obligors in developing and
emerging market countries are among the
world's largest debtors to commercial
banks, other governments, international
financial organizations and other financial institutions. These obligors have in the past experienced substantial difficulties in servicing their external debt obligations, which led to defaults on certain obligations and the restructuring of certain indebtedness. Restructuring arrangements have included, among other things, reducing and rescheduling interest and principal payments by negotiating new or amended credit agreements or converting outstanding principal and unpaid interest to Brady bonds, and obtaining new credit to finance interest payments. Holders of certain foreign sovereign debt securities may be requested to participate in the restructuring of such obligations and to extend further loans to their issuers.
There can be no assurance that the Brady bonds and other foreign sovereign debt securities in which the funds may invest will not be subject to similar restructuring arrangements or to requests for new credit which may adversely affect a fund's holdings. Furthermore, certain participants in the secondary market for such debt may be directly involved in negotiating the terms of these arrangements and may therefore have access to information not available to other market participants.

Restrictions on Foreign Investment. Some countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities. For example, certain countries require governmental approval prior to investments by foreign persons, or limit the amount of investment by foreign persons in a particular company, or limit the investment by foreign persons to only a specific class of securities of a company that may have less advantageous terms than securities of the company available for purchase by nationals or limit the repatriation of funds for a period of time.

Smaller capital markets, while often
growing in trading volume, have
substantially less volume than U.S.
markets, and securities in many smaller
capital markets are less liquid and their prices may be more volatile than securities of comparable U.S. companies. Brokerage commissions, custodial services, and other costs relating to investment in smaller capital markets are generally more expensive than in the U.S. Such markets have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions.
Further, satisfactory custodial services for investment securities may not be available in some countries having smaller capital markets, which may result in an underlying fund incurring additional costs and delays in transporting and custodying such securities outside such countries.
Delays in settlement could result in
temporary periods when assets of a fund are uninvested and no return is earned thereon.
The inability of an underlying fund to make intended security purchases due to settlement problems could cause such fund to miss attractive investment opportunities. Inability to dispose of a portfolio security due to settlement problems could result either in losses to the fund due to subsequent declines in value of the portfolio security or, if the fund has entered into a contract to sell the security, could result in possible liability to the purchaser. There is generally less government supervision and regulation of exchanges, brokers and issuers in countries having smaller capital markets than there is in the U.S.

Economic and Monetary Union (EMU).  EMU
began on January 1, 1999 when 11 European countries adopted a single currency -- the Euro. EMU may create new economic opportunities for investors, such as lower interest rates, easier cross-border mergers, acquisitions and similar restructurings, more efficient distribution and product packaging and greater competition. Budgetary decisions remain in the hands of each participating country, but are subject to each country's commitment to avoid "excessive deficits" and other more specific budgetary criteria.
A European Central Bank is responsible for setting the official interest rate within the Euro zone. EMU and the introduction of the Euro, however, present unique risks and uncertainties for investors in EMU-participating countries, including: (i) monetary and economic union on this scale has never before been attempted; (ii) there is uncertainty whether participating countries will remain committed to EMU in the face of changing economic conditions;
(iii) instability within EMU may increase the volatility of European markets and may adversely affect the prices of securities of European issuers in the funds' portfolios; (iv) there is uncertainty concerning the fluctuation of the Euro relative to non-Euro currencies during the transition period; and (v) there is no assurance that interest rate, tax and labor regimes of EMU-participating countries will converge over time. These and other factors may cause market disruption and could adversely affect European securities and currencies held by the funds.

Mortgage-Related securities. To the extent that an underlying fund purchases mortgage-related securities at a premium, mortgage foreclosures and prepayments of principal by mortgagors (which may be made at any time without penalty) may result in some loss of the fund's principal investment to the extent of the premium paid. The underlying fund's yield may be affected by reinvestment of prepayments at higher or lower rates than the original investment.
In addition, like other debt securities, the values of mortgage-related securities, including government and government-related mortgage pools, generally will fluctuate in response to market interest rates.

Non-Publicly Traded and Illiquid
Securities. The sale of securities that are not publicly traded is typically restricted under the Federal securities laws. As a result, an underlying fund may be forced to sell these securities at less than fair market value or may not be able to sell them when the fund's adviser believes it desirable to do so.
Investments by an underlying fund in
illiquid securities are subject to the risk that should the fund desire to sell any of these securities when a ready buyer is not available at a price that the fund's adviser deems representative of its value, the value of the underlying fund's net assets could be adversely affected.

High Yield Securities. An underlying fund may invest in high yield, below investment grade securities. Investments in high yield securities are subject to special risks, including a greater risk of loss of principal and non-payment of interest. An investor should carefully consider the following factors before investing in these funds.

Generally, high yield, below investment
grade securities offer a higher return
potential than higher-rated securities but involve greater volatility of price and greater risk of loss of income and principal, including the possibility of default or bankruptcy of the issuers of such securities. Below investment grade securities and comparable non-rated securities will likely have large uncertainties or major risk exposure to adverse conditions and are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. The occurrence of adverse conditions and uncertainties would likely reduce the value of securities held by an underlying fund, with a commensurate effect on the value of the underlying fund's shares.

The markets in which below investment grade securities or comparable non-rated securities are traded generally are more limited than those in which higher-quality securities are traded. The existence of limited markets for these securities may restrict the availability of securities for an underlying fund to purchase and also may restrict the ability of an underlying fund to obtain accurate market quotations for purposes of valuing securities and calculating net asset value or to sell securities at their fair value. An economic downturn could adversely affect the ability of issuers of high yield securities to repay principal and pay interest thereon.

While the market values of below investment grade securities and comparable non-rated securities tend to react less to fluctuations in interest rate levels than do those of higher-quality securities, the market values of certain of these securities also tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-quality securities. In addition, below investment grade securities and comparable non-rated securities generally present a higher degree of credit risk. Issuers of below investment grade securities and comparable non-rated securities are often highly leveraged and may not have more traditional methods of financing available to them so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. The risk of loss due to default by such issuers is significantly greater because below investment grade securities and comparable non-rated securities generally are unsecured and frequently are subordinated to the prior payment of senior indebtedness. An underlying fund may incur additional expenses to the extent that it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings.

Short Sales. Possible losses from short sales differ from losses that could be incurred from a purchase of a security, because losses from short sales may be unlimited, whereas losses from purchases can equal only the total amount invested.

Repurchase Agreements.  Repurchase
agreements, as utilized by an underlying fund or a portfolio of the Allocation
Series, could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions upon the ability of an underlying fund or a portfolio to dispose of the underlying securities, the risk of a possible decline in the value of the underlying securities during the period in which an underlying fund or a portfolio seeks to assert its rights to them, the risk of incurring expenses associated with asserting those rights and the risk of losing all or part of the income from the agreement.

Reverse Repurchase Agreements. Certain of the underlying funds may engage in reverse repurchase agreement transactions with banks, brokers and other financial institutions. Reverse repurchase agreements involve the risk that the market value of the securities sold by the underlying fund may decline below the repurchase price of the securities.

Lending of Portfolio Securities. The risks in lending portfolio securities, like those associated with other extensions of secured credit, consist of possible delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will be made to firms deemed by the adviser to the underlying fund to be of good standing and will not be made unless, in the judgment of the adviser, the consideration to be earned from such loans would justify the risk.

When-Issued Securities and Delayed-Delivery
Transactions. The purchase of securities on a when-issued or delayed-delivery basis involves the risk that, as a result of an increase in yields available in the marketplace, the value of the securities purchased will decline prior to the settlement date. The sale of securities for delayed delivery involves the risk that the prices available in the market on the delivery date may be greater than those obtained in the sale transaction.

Leverage. Certain of the underlying funds may borrow from banks, on a secured or unsecured basis, in order to leverage their portfolios. Leverage creates an opportunity for increased returns to shareholders of an underlying fund but, at the same time, creates special risk considerations. For example, leverage may exaggerate changes in the net asset value of a fund's shares and in a fund's yield.
Although the principal or stated value of such borrowings will be fixed, the fund's assets may change in value during the time the borrowing is outstanding. Leverage will create interest expenses for the fund that can exceed the income from the assets retained. To the extent the income or other gain derived from securities purchased with borrowed funds exceeds the interest the fund will have to pay in respect thereof, the fund's net income or other gain will be greater than if leverage had not been used. Conversely, if the income or other gain from the incremental assets is not sufficient to cover the cost of leverage, the net income or other gain of the fund will be less than if leverage had not been used. If the amount of income for the incremental securities is insufficient to cover the cost of borrowing, securities might have to be liquidated to obtain required funds.
Depending on market or other conditions, such liquidations could be disadvantageous to the underlying fund.

Indexed Securities.  Certain of the
underlying funds may invest in indexed
securities, including inverse floaters,
whose value is linked to currencies,
interest rates, commodities, indices, or other financial indicators. Indexed securities may be positively or negatively indexed (i.e., their value may increase or decrease if the underlying instrument appreciates), and may have return characteristics similar to direct investments in the underlying instrument or to one or more options on the underlying instrument. Indexed securities may be more volatile than the underlying instrument itself.

Forward Roll Transactions. Forward roll transactions involve the risk that the market value of the securities sold by an underlying fund may decline below the repurchase price of the securities.
Forward roll transactions are considered borrowings by a fund. Although investing the proceeds of these borrowings in repurchase agreements or money market instruments may provide an underlying fund with the opportunity for higher income, this leveraging practice will increase a fund's exposure to capital risk and higher current expenses. Any income earned from the securities purchased with the proceeds of these borrowings that exceeds the cost of the borrowings would cause a fund's net asset value per share to increase faster than would otherwise be the case; any decline in the value of the securities purchased would cause a fund's net asset value per share to decrease faster than would otherwise be the case.

Swap Agreements. As one way of managing its exposure to different types of investments, certain of the underlying funds may enter into interest rate swaps, currency swaps, and other types of swap agreements such as caps, collars, and floors. Swap agreements can be highly volatile and may have a considerable impact on a fund's performance. Swap agreements are subject to risks related to the counterparty's ability to perform, and may decline in value if the counterparty's creditworthiness deteriorates. A fund may also suffer losses if it is unable to terminate outstanding swap agreements or reduce its exposure through offsetting transactions.


INVESTMENT RESTRICTIONS

The Allocation Series has adopted the
following fundamental investment
restrictions for the protection of
shareholders.  Under the 1940 Act, a
fundamental policy of a portfolio may not be changed without the vote of a majority, as defined in the 1940 Act, of the outstanding voting securities of the portfolio. Such majority is defined as the lesser of (a) 67% or more of the shares present at the meeting, if the holders of more than 50% of the outstanding shares of the portfolio are present or represented by proxy, or (b) more than 50% of the outstanding shares. The percentage limitations contained in the restrictions listed below (other than with respect to (1) below) apply at the time of purchases of securities.

The investment policies adopted by the
Allocation Series prohibit a portfolio
from:

1.	Borrowing money except that (a)
the portfolio may borrow from
banks for temporary or emergency
(not leveraging) purposes,
including the meeting of
redemption requests which might
otherwise require the untimely
disposition of securities, and
(b) the portfolio may, to the
extent consistent with its
investment policies, enter into
reverse repurchase agreements,
forward roll transactions and
similar investment strategies
and techniques.  To the extent
that it engages in transactions
described in (a) and (b), the
portfolio will be limited so
that no more than 33-1/3% of the
value of its total assets
(including the amount borrowed)
valued at the lesser of cost or
market, less liabilities (not
including the amount borrowed),
is derived from such
transactions.

2.	Making loans.  This restriction
does not apply to: (a) the
purchase of debt obligations in
which the portfolio may invest
consistent with its investment
objectives and policies; (b)
repurchase agreements; and (c)
loans of its portfolio
securities, to the fullest
extent permitted under the 1940
Act.

3.	Engaging in the business of
underwriting securities issued
by other persons, except to the
extent that the portfolio may
technically be deemed to be an
underwriter under the Securities
Act of 1933, as amended, in
disposing of portfolio
securities.

4.	Purchasing or selling real
estate, real estate mortgages,
commodities or commodity
contracts, but this restriction
shall not prevent the portfolio
from (a) investing in securities
of issuers engaged in the real
estate business or business of
investing in real estate
(including interests in limited
partnerships owning or otherwise
engaging in the real estate
business or the business of
investing in real estate) and
securities which are secured by
real estate or interests
therein; (b) holding or selling
real estate received in
connection with securities it
holds or held; (c) trading in
futures contracts and options on
futures contracts (including
options on currencies to the
extent consistent with the
portfolio's investment objective
and policies); or (d) investing
in real estate investment trust
securities.

5.	Issuing "senior securities" as
defined in the 1940 Act and the
rules, regulations and orders
thereunder, except as permitted
under the 1940 Act and the
rules, regulations and orders
thereunder.

The portfolios have also adopted certain nonfundamental investment restrictions that may be changed by the portfolios' Board of Directors at any time. Accordingly the portfolios are prohibited from:

1.	Purchasing securities on margin.

2.	Making short sales of securities
or maintaining a short position.

3.	Pledging, hypothecating,
mortgaging or otherwise
encumbering more than 33-1/3% of
the value of a portfolio's total
assets.

4.	Investing in oil, gas or other
mineral exploration or
development programs.

5.	Writing or selling puts, calls,
straddles, spreads or
combinations thereof

6.	Purchasing restricted
securities, illiquid securities
(such as repurchase agreements
with maturities in excess of
seven days) or other securities
that are not readily marketable.

7.	Purchasing any security if as a
result the portfolio would then
have more than 5% of its total
assets invested in securities of
companies (including
predecessors) that have been in
continuous operation for fewer
than three years (except for
underlying funds).

8.	Making investments for the
purpose of exercising control or
management.

9.	Purchasing or retaining
securities of any company if, to
the knowledge of the Allocation
Series, any officer or Director
of the Allocation Series or TIA
individually owns more than 1/2
of 1% of the outstanding
securities of such company and
together they own beneficially
more than 5% of such securities.

Notwithstanding the foregoing investment restrictions, the underlying funds in which the portfolios invest have adopted certain investment restrictions which may be more or less restrictive than those listed above, thereby permitting a portfolio to engage in investment strategies indirectly that are prohibited under the investment restrictions listed above. The investment restrictions of an underlying fund are located in its SAI.

Under Section 12d(l)(G) of the 1940 Act, each portfolio may invest substantially all of its assets in the underlying funds.

Because of their investment objectives and policies, the portfolios will each concentrate more than 25% of their assets in the mutual fund industry. In accordance with the portfolios' investment programs set forth in the prospectus, each of the portfolios may invest more than 25% of its assets in certain underlying funds.
However, each of the underlying funds in which each portfolio will invest (other than the Smith Barney Money Funds, Inc. -
Cash Portfolio) will not concentrate more than 25% of its total assets in any one industry. The Smith Barney Money Funds,
Inc. - Cash Portfolio will invest at least
25% of its assets in obligations issued by banks.


PORTFOLIO TURNOVER

Each portfolio's turnover rate is not
expected to exceed 25% annually.  Under
certain market conditions, a portfolio may experience high portfolio turnover as a result of its investment strategies. A portfolio may purchase or sell securities to: (a) accommodate purchases and sales of its shares, (b) change the percentages of its assets invested in each of the underlying funds in response to market conditions, and (c) maintain or modify the allocation of its assets between equity and fixed income funds and among the underlying funds within the percentage limits described in the prospectus.

The portfolio turnover for the fiscal years ended January 31, 2000 and 2001 for each portfolio is contained in the following table:





Fiscal Year
Fiscal Year
Name of Portfolio
Ended 01/31/00
Ended 01/31/01
High Growth
Portfolio
0%
7%
Growth Portfolio
0%
 4%
Balanced
Portfolio
 0%
 1%


The turnover rates of the underlying funds have ranged from 8% to 205% during their most recent fiscal years. There can be no assurance that the turnover rates of these funds will remain within this range during subsequent fiscal years. Higher turnover rates may result in higher expenses being incurred by the underlying funds.



PURCHASE OF SHARES

The Allocation Series offers it shares of capital stock on a continuous basis.
Shares of the Select Portfolios can only be acquired by buying a contract from an insurance company designated by Allocation
Series and directing the allocation of part or all of the net purchase payment to one or more of five subaccounts (the
"Subaccounts"), each of which invests in a Select Portfolio as permitted under the contract prospectus. Investors should read this SAI and the prospectus for the Select
Portfolios dated May 1, 2001 along with the contract prospectus.

Sales Charges and Surrender Charges

The Allocation Series Select Portfolios do not assess any sales charge, either when they sell or when they redeem shares of a portfolio. Surrender charges may be assessed under the contract, as described in the contract prospectus. Mortality and expense risk fees and other charges are also described in that prospectus.

REDEMPTION OF SHARES

The Allocation Series will redeem the
shares of the Select Portfolios presented by the subaccounts, its sole shareholders, for redemption. The subaccounts' policy on when or whether to buy or redeem portfolio shares is described in the contract prospectus.

Payment upon redemption of shares of a
portfolio is normally made within three
days of receipt of such request. The right of redemption of shares of a portfolio may be suspended or the date of payment postponed (a) for any periods during which the New York Stock Exchange, Inc. ("NYSE") is closed (other than for customary weekend and holiday closings), (b) when trading in the markets the portfolio customarily utilizes is restricted, or an emergency, as defined by the rules and regulations of the SEC, exists, making disposal of the portfolio's investments or determination of its net asset value not reasonably practicable, or (c) for such other periods as the SEC by order may permit for the protection of the portfolio's shareholders.

Should the redemption of shares of a
portfolio be suspended or postponed, the Allocation Series' Board of Directors may make a deduction from the value of the assets of the portfolio to cover the cost of future liquidations of assets so as to distribute fairly these costs among all owners of the contract.


TAXES

General.  The following is a summary of
certain federal income tax considerations that may affect the Allocation Series and its shareholders. The discussion relates only to federal income tax law as applicable to U.S. citizens. Distributions by the portfolio also may be subject to state, local and foreign taxes, and their treatment under state, local and foreign income tax laws may differ from the federal income tax treatment. The summary is not intended as a substitute for individual tax advice, and investors are urged to consult their tax advisors as to the tax consequences of an investment in any portfolio of the Allocation Series.

Tax Status of the Portfolios

Each portfolio will be treated as a
separate taxable entity for federal income tax purposes.

Each portfolio intends to continue to
qualify separately each year as a
"regulated investment company" under the
Code. A qualified portfolio will not be liable for Federal income taxes to the extent that its taxable net investment income and net realized capital gains are distributed to its shareholders, provided that such portfolio distributes at least
90% of the sum of its net investment income and any excess of its net short-term capital gain over its net long-term capital loss.

Each portfolio intends to accrue dividend income for federal income tax purposes in accordance with the rules applicable to regulated investment companies. In some cases, these rules may have the effect of accelerating (in comparison to other recipients of the dividend) the time at which the dividend is taken into account by a portfolio as taxable income.

Each Select Portfolio intends at least
annually to declare and make distributions of substantially all of its taxable income and net taxable capital gains to its shareowners (i.e., the Separate Accounts).
Such distributions are automatically
reinvested in additional shares of the
portfolio at net asset value and are
includable in gross income of the separate accounts holding such shares. See the accompanying contract prospectus for information regarding the federal income tax treatment of distributions to the separate accounts and to holders of the contracts.

Distributions of an underlying fund's
investment company taxable income are
taxable as ordinary income to a portfolio which invests in the fund. Distributions of the excess of an underlying fund's net long-term capital gain over its net short-term capital loss, which are properly designated as "capital gain dividends," are taxable as long-term capital gain to a portfolio which invests in the fund, regardless of how long the portfolio held the fund's shares, and are not eligible for the corporate dividends-received deduction.
Upon the sale or other disposition by a
portfolio of shares of any underlying fund, the portfolio generally will realize a capital gain or loss which will be long-term or short-term, generally depending upon the portfolio's holding period for the shares.

The Allocation Series has undertaken to
meet the diversification requirements of
Section 817(h) of the Code.  This
undertaking may limit the ability of a
particular Select Portfolio to make certain otherwise permitted investments.

If, in any taxable year, the fund fails to qualify as a regulated investment company under the Code or fails to meet the distribution requirement, it would be taxed in the same manner as an ordinary corporation and distributions to its shareholders would not be deductible by the fund in computing its taxable income. In addition, in the event of a failure to qualify, the fund's distributions, to the extent derived from the fund's current or accumulated earnings and profits would constitute dividends (eligible for the corporate dividends-received deduction) which are taxable to shareholders as ordinary income, even though those distributions might otherwise (at least in part) have been treated in the shareholders' hands as long-term capital gains. If the fund fails to qualify as a regulated investment company in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a regulated investment company. In addition, if the fund failed to qualify as a regulated investment company for a period greater than one taxable year, the fund may be required to recognize any net built-in gains (the excess of the aggregate gains, including items of income, over aggregate losses that would have been realized if it had been liquidated) with respect to certain of its assets in order to qualify as a regulated investment company in a subsequent year.

Segregated asset account.  The Allocation
Series has been informed that certain of the life insurance companies offering contracts intend to qualify each of the subaccounts as a "segregated asset account" within the meaning of the Code. For a subaccount to qualify as a segregated asset account, the Select Portfolio in which such subaccount holds shares must meet the diversification requirements of Section
817(h) of the Code and the regulations
promulgated thereunder.  To meet those
requirements, a Select Portfolio generally may not invest more than certain specified percentages of its assets in the securities of any one, two, three or four issuers.
For these purposes, all obligations of the United States Treasury and each governmental instrumentality are treated as securities of separate issuers.

Income on assets of a subaccount qualified as a segregated asset account whose underlying investments are adequately diversified will not be taxable to contract owners. However, in the event a subaccount is not so qualified, all annuities allocating any amount of premiums to such subaccount will not qualify as annuities for federal income tax purposes and the holders of such annuities would be taxed on any income on the annuities for any taxable year.

Taxation of the underlying funds.  Each
underlying fund intends to continue to
qualify annually and elect to be treated as a regulated investment company under
Subchapter M of the Code. In any year in which an underlying fund qualifies as a regulated investment company and timely distributes all of its taxable income, the underlying fund generally will not pay any federal income or excise tax.

If more than 50% in value of an underlying fund's assets at the close of any taxable year consists of stocks or securities of foreign corporations, that underlying fund may elect to treat certain foreign taxes paid by it as paid by its shareholders.
The shareholders would then be required to include their proportionate share of the electing fund's foreign income and related foreign taxes in income even if the shareholder does not receive the amount representing foreign taxes. Shareholders itemizing deductions could then deduct the foreign taxes, or, whether or not deductions are itemized but subject to certain limitations, claim a direct dollar for dollar tax credit against their U.S.
federal income tax liability attributable to foreign income. In many cases, a foreign tax credit will be more advantageous than a deduction for foreign taxes. Each of the portfolios may invest in some underlying funds that expect to be eligible to make the above-described election. While a portfolio will be able to deduct the foreign taxes that it will be treated as receiving if the election is made, the portfolio will not itself be able to elect to treat its foreign taxes as paid by its shareholders. Accordingly, the shareholders of the portfolio will not have an option of claiming a foreign tax credit or deduction for foreign taxes paid by the underlying funds, while persons who invest directly in such underlying funds may have that option.

PERFORMANCE

From time to time, the Allocation Series may quote a portfolio's yield or total return in advertisements or in reports and other communications to shareholders. The
Allocation Series may include comparative performance information in advertising or marketing the portfolio's shares. Such performance information may include data from the following industry and financial publications: Barron's, Business Week, CDA
Investment Technologies Inc., Changing
Times, Forbes, Fortune, Institutional
Investor, Investors Daily, Money,
Morningstar Mutual Fund Values, The New
York Times, USA Today and The Wall Street
Journal.

Yield

A portfolio's 30-day yield figure described below is calculated according to a formula prescribed by the SEC. The formula can be expressed as follows: YIELD = 2[( [(a-b/(c*d))/1] + 1)6 - 1], where

a = dividends and interest earned
during the period
b = expenses accrued for the period
(net of reimbursement)
c = the average daily number of shares
outstanding during the period that
were entitled to receive dividends
d = the maximum offering price per
share on the last day of the period

For the purpose of determining the interest earned (variable "a" in the formula) on debt obligations purchased by the portfolio at a discount or premium, the formula generally calls for amortization of the discount or premium; the amortization schedule will be adjusted monthly to reflect changes in the market values of the debt obligations.

Investors should recognize that in periods of declining interest rates a portfolio's yield will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates, the portfolio's yield will tend to be somewhat lower. In addition, when interest rates are failing, the inflow of net new money to the portfolio from the continuous sale of its shares will likely be invested in portfolio instruments producing lower yields than the balance of the portfolio's investments, thereby reducing the current yield of the portfolio. In periods of rising interest rates, the opposite can be expected to occur.

Average Annual Total Return

"Average annual total return" figures, as described below, are computed according to a formula prescribed by the SEC. The formula can be expressed as follows:
P(I+T)/n = ERV, where:

P	= a hypothetical initial payment
of $ 1,000
T	= average annual total return
n	= number of years
ERV	= Ending Redeemable Value of a
Hypothetical $ 1,000 investment
made at the beginning of a 1-, 5-
or 10-year period at the end of
the 1-, 5- or 10-year period (or
fractional portion thereof),
assuming reinvestment of all
dividends and distributions.

Each portfolio's average annual total
return with respect to its shares for the one-year period and for the life of the portfolio through January 31, 2001 is as follows:


One Year
Since
Inception
Inception
Date
High Growth
  (1.33)%
11.36%
2/5/97
Growth
     0.22%
  9.63%
2/5/97
Balanced
     9.57%
  9.20%
2/5/97

Performance of Underlying Funds
The following chart shows the average annual total return (unaudited) for the longest outstanding class of shares for each of the underlying funds in which the portfolios may invest (other than the Cash Portfolio of Smith Barney Money Funds, Inc.) for the most recent one-, five-, and ten-year periods (or since inception if shorter and giving effect to the maximum applicable sales charges) and the 30-day yields for income-oriented funds, in each case for the period ended December 31, 2000.







Average Annual Total Returns
through
December 31, 2000
30-Day
Yield for
period
ended
December
31,
Underlying Fund

Net Assets
of all
Classes as
of
December
31, 2000
($000's)

Incept
ion
Date

Class


One
Year


Five
Years


Ten
Years
2000
Smith Barney Aggressive Growth Fund
Inc.

$2,402,888

10/27/
83
A
  13.16%
26.99%
22.73%
N/A
Smith Barney Appreciation Fund Inc.


5,046,432

03/10/
70
A
  (4.32)
14.84
14.09
N/A
Smith Barney Fundamental Value Fund
Inc.

1,974,035

11/12/
81
A
   10.48
18.23
18.41
N/A
Smith Barney Funds, Inc.:
Large Cap Value Fund
Short-Term High Grade Bond Fund


1,318,999

97,421


01/01/
72
11/11/
91

A
A


7.31

7.69

12.57
  4.64

13.78
  5.39(+)

N/A
5.66%
Smith Barney Income Funds:
Smith Barney High Income Fund
Smith Barney Balanced Fund
Smith Barney Premium Total Return
Fund
Smith Barney Convertible Fund
Smith Barney Diversified Strategic
Income Fund


1,570,593
   888,957
2,013,758
   138,004
2,380,334


09/02/
86
03/28/
88
09/16/
85
09/02/
86
12/28/
89

B
B
B
B
B


(13.15)

(5.83)

1.40

2.73

(2.04)

   3.01
   8.41
 11.77
   5.54
   4.54

  6.76(+)
  9.93
13.50
  9.01
  7.11

11.22
N/A
N/A
3.25
7.85
Smith Barney Investment Funds Inc.:
Smith Barney Peachtree Growth Fund
Smith Barney Hansberger Global Value
Fund
Smith Barney Small Cap Growth Fund
Smith Barney Small Cap Value Fund
Smith Barney Government Securities
Fund
Smith Barney Investment Grade Bond
Fund



375,136

258,850

553,300
   173,400
   819,264
   524,369



06/30/
95
12/19/
97
10/11/
99
02/26/
99
03/20/
84
01/04/
82

A
A
A
A
B
B


(24.14)

(17.91)

(11.88)

26.75

6.56

6.23

   7.74
N/A
N/A
N/A
  4.72
  4.36

10.29(+)
  0.98(+)
12.17(+)
   18.36
   6.60
   9.07

N/A
N/A
N/A
N/A
5.14
6.16
Smith Barney Investment Series
     Smith Barney Growth & Income Fund


$1,800,000


08/18/
96

A


(14.11)%

N/A

12.70%(+)

N/A
Smith Barney Investment Trust
Smith Barney Large Capitalization
Growth Fund
Smith Barney Mid Cap Core Fund


3,724,161
   760,578


08/29/
97
09/01/
98

A
A


(13.32)
   11.58

N/A
N/A

20.50(+)
34.48(+)

N/A
N/A
Smith Barney Managed Governments
Fund, Inc.

   476,822

09/04/
84
A

4.87
  4.54%
  6.51
5.71%
Smith Barney Small Cap Core Fund,
Inc.


367,449

01/23/
90
A

(3.51)
12.26
12.15
N/A
Smith Barney World Funds, Inc.:
International All Cap Growth
Portfolio
European Portfolio
Global Government Bond Portfolio


1,312,722
   102,700

121,526


02/18/
86
02/07/
94
07/22/
91

A
A
A


(34.23)

(11.76)

4.43

  6.40
13.97
  4.92


10.43
12.15(+)
7.04(+)

N/A
N/A
4.04

+   inception (less than 10 years)


For the seven-day period ended December 31, 2000, the yield for the Class A shares of Cash Portfolio of Smith Barney Money Funds, Inc. was 6.08% and the effective yield was 6.26%.

The performance data relating to the underlying funds set forth above is not, and should not be viewed as, indicative of the future performance of either the underlying funds or the Allocation Series. The performance reflects the impact of sales charges and other distribution related expenses that will not be incurred by the Class Y shares of underlying funds in which the portfolios invest.


The portfolios will invest only in Class Y shares of the underlying funds and, accordingly, will not pay any sales load or 12b-1 service or distribution fees in connection with their investments in shares of the underlying funds. The portfolios, however, will indirectly bear their pro rata share of the fees and expenses incurred by the underlying funds that are applicable to Class Y shareholders. The investment returns of each portfolio, therefore, will be net of the expense of the underlying funds in which it is invested. The following chart shows the expense ratios applicable to Class Y shareholders of each underlying fund held by a portfolio, based on operating expenses for its most recent fiscal year:

Underlying Fund
Expense Ratio
Smith Barney Aggressive Growth Fund Inc.
0.82%
Smith Barney Appreciation Fund Inc.
0.58
Smith Barney Fundamental Value Fund Inc.
0.82
Smith Barney Funds, Inc.:

Large Cap Value Fund
0.57
Short-Term High Grade Bond Fund
0.54
Smith Barney Income Funds:

Smith Barney High Income Fund
0.72
Smith Barney Balanced Fund
0.67
Smith Barney Premium Total Return Fund
0.77
Smith Barney Convertible Fund
0.83
Smith Barney Diversified Strategic Income
Fund
0.67
Smith Barney Investment Funds Inc.:

Smith Barney Peachtree Growth Fund
0.97
Smith Barney Hansberger Global Value Fund
1.10
Smith Barney SmallCap Growth Fund*
1.00
Smith Barney Small Cap Value Fund*
1.07
Smith Barney Government Securities Fund
0.58
Smith Barney Investment Grade Bond Fund
0.69
Smith Barney Investment Series

      Smith Barney Growth & Income Fund
1.06
Smith Barney Investment Trust

Smith Barney Large Capitalization Growth
Fund
0.78
Smith Barney Mid Cap Core Fund*
0.82
Smith Barney Managed Governments Fund Inc.
0.70
Smith Barney Money Funds, Inc.
      Cash Portfolio

0.42
Smith Barney Small Cap Core Fund, Inc.
0.65
Smith Barney World Funds, Inc.:
0.92
International All Cap Growth Portfolio
1.26
European Portfolio*
3.14
Global Government Bond Portfolio
0.91

*Operating expenses of Class Y shares for Smith Barney
Investment Funds Inc.-Smith Barney Small Cap Growth
Fund and Smith Barney Small Cap Value Fund, and Smith
Barney World Funds, Inc.-European Portfolio are estimated because no Class Y shares were outstanding during each Fund's most recent fiscal year.

Based on a weighted average of the Class Y expense ratios of the underlying funds in which a particular portfolio is expected to invest during the current fiscal year, the approximate expense ratios are expected to be as follows: High Growth Portfolio, 1.18%;
Growth Portfolio, 1.11%; and Balanced
Portfolio 1.05%. The expense ratios may be higher or lower depending on the allocation of the underlying funds within a portfolio.



VALUATION OF SHARES

The net asset value of each portfolio's
shares will be determined on any day that the NYSE is open. The NYSE is closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents'
Day, Good Friday, Memorial Day,
Independence Day, Labor Day, Thanksgiving and Christmas and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. The following is a description of the procedures used by each portfolio in valuing its assets.

The value of each underlying fund will be its net asset value at the time of computation. Short-term investments that have a maturity of more than 60 days are valued at prices based on market quotations for securities of similar type, yield and maturity. Short-term investments that have a maturity of 60 days or less are valued at amortized cost, which constitutes fair value as determined by the Allocation
Series' Board of Directors. Amortized cost involves valuing an instrument at its original cost to the portfolio and thereafter assuming a constant amortization to maturity of any discount or premium regardless of the effect of fluctuating interest rates on the market value of the instrument.

INVESTMENT MANAGEMENT AND OTHER SERVICES
Investment Manager
TIA acts as investment manager to the
portfolios pursuant to a separate asset
allocation and administration agreement for each portfolio (an "Asset Allocation and Administration Agreement"). TIA is a wholly owned subsidiary of Salomon Smith
Barney Holdings Inc. ("Holdings") and
Holdings is a wholly owned subsidiary of Citigroup.

Pursuant to each Asset Allocation and
Administration Agreement, TIA will
determine how each portfolio's assets will be invested in the underlying funds and in repurchase agreements pursuant to the investment objectives and policies of each portfolio set forth in the prospectus and make recommendations to the Board of Directors concerning changes to (a) the underlying funds in which the portfolios may invest, (b) the percentage range of assets that may be invested by each portfolio in any one underlying fund and
(c) the percentage range of assets of any portfolio that may be invested in equity funds and fixed income funds (including money market funds). In addition to such services, TIA pays the salaries of all officers and employees who are employed by both it and the Allocation Series, maintains office facilities for the
Allocation Series, furnishes the Allocation
Series with statistical and research data, clerical help and accounting, data processing, bookkeeping, internal auditing and legal services and certain other services required by the Allocation Series and each portfolio, prepares reports to each portfolio's shareholders and prepares tax returns, reports to and filings with the SEC and state Blue Sky authorities.
TIA provides investment advisory and
management services to investment companies affiliated with Salomon Smith Barney.

The management fee for each portfolio is calculated at the annual rate of 0.35% of that portfolio's average daily net assets.
Under each portfolio's Asset Allocation and Administration Agreement, TIA has agreed to bear all expenses incurred in the operation of each portfolio other than the management fee and extraordinary expenses. Such expenses include taxes, interest, brokerage fees and commissions, if any; fees of Directors who are not officers, directors, shareholders or employees of Salomon Smith
Barney or TIA; SEC fees and state Blue Sky qualification fees; charges of custodians;
transfer and dividend disbursing agent's fees; certain insurance premiums; outside auditing and legal expenses; costs of maintenance of corporate existence;
investor services (including allocated
telephone and personnel expenses); and
costs of preparation and printing of the prospectus for regulatory purposes and for distribution to existing shareholders; cost of shareholders' reports and shareholder meetings and meetings of the officers or Board of Directors of the Allocation
Series.

For the fiscal years ended January 31,
2001, January 31, 2000 and January 31,
1999, the management fees for each
portfolio were as follows:

Portfolio
2001
2000
1999

Select High
Growth
$627,420
$376,639
$164,464

Select Growth

933,339
650,124
280,011

Select Balanced

746,910
596,867
289,300

Decisions to buy and sell shares of the
underlying funds for the portfolios are
made by TIA, subject to the overall
supervision and review of the Allocation
Series' Board of Directors.

Each portfolio, as a shareholder in the
underlying funds, will indirectly bear its proportionate share of any investment management fees and other expenses paid by the underlying funds. The effective management fee of each of the underlying funds in which the portfolios may invest is set forth below as a percentage rate of the fund's average net assets:



Underlying Fund

Management
Fees
Smith Barney Aggressive Growth Fund Inc.
0.80%
Smith Barney Appreciation Fund Inc.
0.56
Smith Barney Fundamental Value Fund Inc.
0.75
Smith Barney Funds, Inc.:

Large Cap Value Fund
0.55
Short-Term High Grade Bond Fund
0.45
Smith Barney Income Funds:

Smith Barney High Income Fund
0.70
Smith Barney Balanced Fund
0.65
Smith Barney Premium Total Return Fund
0.75
Smith Barney Convertible Fund
0.70
Smith Barney Diversified Strategic
Income Fund
0.65
Smith Barney Investment Funds Inc.:

Smith Barney Peachtree Growth Fund
0.99
Smith Barney Hansberger Global Value
Fund
0.95
Smith Barney Small Cap Growth Fund
0.75
Smith Barney Small Cap Value Fund
0.75
Smith Barney Government Securities Fund
0.55
Smith Barney Investment Grade Bond Fund
0.65
Smith Barney Investment Series

      Smith Barney Growth & Income Fund
0.65
Smith Barney Investment Trust:

Smith Barney Large Capitalization
Growth Fund
0.75
Smith Barney Mid Cap Core Fund
0.75
Smith Barney Managed Governments Fund Inc.
0.65
Smith Barney Money Funds, Inc.
       Cash Portfolio

0.38
Smith Barney Small Cap Core Fund, Inc.
0.75
Smith Barney World Funds, Inc.:

International All Cap Growth Portfolio
0.85
European Portfolio
0.85
Global Government Bond Portfolio
0.75



Code of Ethics

Pursuant to Rule 17j-1 of the 1940 Act, the fund, its investment advisers and principal underwriter have adopted codes of ethics that permit personnel to invest in securities for their own accounts, including securities that may be purchased or held by the fund. All personnel must place the interests of clients first and avoid activities, interests and relationships that might interfere with the duty to make decisions in the best interests of the clients. All personal securities transactions by employees must adhere to the requirements of the codes and must be conducted in such a manner as to avoid any actual or potential conflict of interest, the appearance of such a conflict, or the abuse of an employee's position of trust and responsibility.
A copy of the fund's Code of Ethics is on file with the SEC.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS

Portfolio history. The Allocation Series, an open-end, non-diversified investment company, was incorporated in Maryland on August 11, 1995. The Allocation Series commenced operations on February 5, 1996 under the name Smith Barney Concert Series
Inc.  The Select Portfolios of Allocation
Series commenced operations on February 5, 1997. On February 24, 1997, the Allocation
Series changed its name to Smith Barney
Concert Allocation Series Inc.  On
September 13, 2000, the Allocation Series changed its name to Smith Barney Allocation
Series Inc. The Allocation Series has
authorized capital of 6,100,000,000 shares with a par value of $.001 per share. The
Board of Directors has authorized the
issuance of nine series of shares, each
representing shares in one of nine separate portfolios and may authorize the issuance of additional series of shares in the future.

Custodian. Portfolio securities and cash owned by the Allocation Series are held in the custody of PFPC Trust Company
(successor as assigned by PNC bank,
National Association) is located at 8800
Tinicum Blvd., Philadelphia, Pennsylvania
19153.

Auditors.  KPMG LLP, 757 Third Avenue, New
York, New York 10017, has been selected as independent auditors for the Allocation
Series for its fiscal year ending January
31, 2002 to examine and report on the
Allocation Series' financial statements and financial highlights.

Transfer Agent.  Citi Fiduciary Trust
Company, located at 125 Broad Street, New
York, New York 10004, serves as the Select
Portfolios' transfer and dividend-paying agent. Under the transfer agency agreement, the transfer agent maintains the shareholder account records for the fund, handles certain communications between shareholders and the fund, distributes dividends and distributions payable by the fund and produces statements with respect to account activity for the fund and its shareholders.
For these services, the transfer agent
receives fees from the fund computed on the basis of the number of shareholder accounts that the transfer agent maintains for the fund during the month and is reimbursed for out-of-pocket expenses.

Sub-Transfer Agent.  PFPC Global Fund
Services, located at P.O. Box 9699,
Providence, RI 02940-9699, serves as the fund's sub-transfer agent. Under the transfer agency agreement, the sub-transfer agent maintains the shareholder account records for the fund, handles certain communications between shareholders and the fund and distributes dividends and distributions payable by the fund. For these services, the sub-transfer agent receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for the fund during the month, and is reimbursed for out-of-pocket expenses.

Minimum Account Size.  The Allocation
Series reserves the right to involuntarily liquidate any shareholder's account in a portfolio if the aggregate net asset value of the shares held in that portfolio account is less than $500. (If a shareholder has more than one account in a portfolio, each account must satisfy the minimum account size.) The Allocation
Series, however, will not redeem shares
based solely on market reductions in net asset value. Before the Allocation Series exercises such right, shareholders will receive written notice and will be permitted 60 days to bring accounts up to the minimum to avoid involuntary liquidation.

Voting.  The Allocation Series offers
shares of the Select High Growth, Select
Growth and Select Balanced Portfolios only for purchase by insurance company separate accounts. Thus, the insurance company is technically the shareholder of these portfolios, and under the 1940 Act, is deemed to be in control of these portfolios. Nevertheless, with respect to any Allocation Series shareholder meeting, an insurance company will solicit and accept timely voting instructions from its contract owners who own units in a separate account investment division which corresponds to shares in the Select
Portfolios in accordance with the
procedures set forth in the accompanying prospectus of the applicable contract issued by the insurance company and to the extent required by law. Shares of the Allocation Series attributable to contract owner interests for which no voting instructions are received will be voted by an insurance company in proportion to the shares for which voting instructions are received.

Each share of a portfolio represents an
equal proportionate interest in that
portfolio with each other share of the same portfolio and is entitled to such dividends and distributions out of the net income of that portfolio as are declared in the discretion of the Directors. Shareowners are entitled to one vote for each share held and will vote by individual portfolio except to the extent required by the 1940
Act. The Allocation Series is not required to hold annual shareowner meetings, although special meetings may be called for Allocation Series as a whole, or a specific portfolio, for purposes such as electing or removing Directors, changing fundamental policies or approving a management contract. Shareowners may cause a meeting of shareowners to be held upon a vote of 10% of the portfolio's outstanding shares for the purposes of voting on the removal of Directors.

As used in the prospectus and this SAI, a "vote of a majority of the outstanding voting securities" means the affirmative vote of the lesser of (a) more than 50% of the outstanding shares of the Allocation
Series (or the affected portfolio ) or (b)
67% or more of such shares present at a
meeting if more than 50% of the outstanding shares of the Allocation Series (or the affected portfolio) are represented at the meeting in person or by proxy. A portfolio shall be deemed to be affected by a matter unless it is clear that the interests of each portfolio in the matter are identical or that the matter does not affect any interest of the portfolio. The approval of a management agreement, a distribution agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a portfolio only if approved by a "vote of a majority of the outstanding voting securities" of the portfolio affected by the matter; however, the ratification of independent accountants and the election of directors are not subject to separate voting requirements and may be effectively acted upon by a vote of the holders of a majority of all Allocation
Series shares voting without regard to
portfolio.

In the event of the liquidation or
dissolution of the Allocation Series,
shareholders of a portfolio are entitled to receive the assets belonging to that portfolio that are available for distribution and a proportionate distribution, based upon the relative net assets of the respective portfolios, of any general assets not belonging to any particular portfolio that are available for distribution.

As of April 12, 2001, to the best knowledge of the fund and the Board of Directors, no single shareholder or "group" (as that term is used in Section 13(d) of the Securities
Act of 1934) beneficially owned more than 5% of the outstanding shares of the fund with the exception of the following:




Portfolio
Shareholder
Name
And Address
Number of
Shares
Percen
t
Select High
Growth










Travelers Life
& Annuity Co.
Attn:
Shareholder
Accounting.
One Tower
Square
Hartford, CT
06183

Equitable Life
of Iowa
Prime Elite
Attn: Gina Keck
M51
604 Locust
Street
Des Moines, IA
50306

The Travelers
Ins. Co.
Attn:
Shareholder
Accounting
One Tower
Square
Hartford, CT
06183
8,360,308.754*






3,055,579.306*





1,112,213.778*
66.73%






24.39%





8.98%


Select Growth




Travelers Life
& Annuity Co.
Attn:
Shareholder
Accounting.
One Tower
Square
Hartford, CT
06183

Equitable Life
of Iowa
Prime Elite
Attn: Gina Keck
M51
604 Locust
Street
Des Moines, IA
50306

The Travelers
Ins. Co.
Attn:
Shareholder
Accounting
One Tower
Square
Hartford, CT
06183
13,144,696.304
*






4,863,680.250*





2,359,675.238*
64.54%






23.88%





11.59%






Portfolio
Shareholder
Name
And Address
Number of
Shares
Percent

Select Balanced




Travelers Life
& Annuity Co.
Attn:
Shareholder
Accounting.
One Tower
Square
Hartford, CT
06183

Equitable Life
of Iowa
Prime Elite
Attn: Gina Keck
M51
604 Locust
Street
Des Moines, IA
50306

The Travelers
Ins. Co.
Attn:
Shareholder
Accounting
One Tower
Square
Hartford, CT
06183

12,031,558.723
*






6,578,905.481*





2,031,573.335*
64.54%




24.56%







10.90%
* The Select Portfolios believe that these entities are not the beneficial owners of shares held of record by them.



FINANCIAL STATEMENTS

The Allocation Series' Annual Reports for the fiscal year ended January 31, 2001 are incorporated herein by reference in its entirety. It was filed with the Securities and Exchange Commission on April 5, 2001
(Accession Number 950130-01-500511).  A
copy of the reports is furnished with this Statement of Additional Information.


APPENDIX - RATINGS OF DEBT OBLIGATIONS

BOND (AND NOTE) RATINGS

Moody's Investors Services, Inc.

Aaa - Bonds that are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged."
Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds that are rated "Aa" are judged to be of high quality by all standards.
Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long term risks appear somewhat larger than in "Aaa" securities.

A - Bonds that are rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa - Bonds that are rated "Baa" are
considered as medium grade obligations,
i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.
Such bonds lack outstanding investment
characteristics and in fact have
speculative characteristics as well.

Ba - Bonds which are rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured.
Often the protection of interest and
principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future.
Uncertainty of position characterizes bonds in this class.

B - Bonds which are rated "B" generally
lack characteristics of the desirable
investment.  Assurance of interest and
principal payments or of maintenance of
other terms of the contract over any long period of time may be small.

Caa - Bonds which are rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest

Ca - Bonds which are rated "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds which are rated "C" are the
lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Con (..)- Bonds for which the security
depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by
(a) earnings of projects under
construction, (b) earnings of projects
unseasoned in operating experience, (c)
rentals which begin when facilities are
completed, or (d) payments to which some other limiting condition attaches.
Parenthetical rating denotes probable
credit stature upon completion of
construction or elimination of basis of
condition.

Note:	The modifier 1 indicates that the
security ranks in the higher end of its
generic rating category; the modifier 2
indicates a mid-range ranking; and the
modifier 3 indicates that the issue ranks in the lower end of its generic rating category.


Standard & Poor's Ratings Group

AAA - Debt rated "AAA" has the highest
rating assigned by Standard & Poor's
Ratings Group. Capacity to pay interest and repay principal is extremely strong.

AA - Debt rated "AA" has a very strong
capacity to pay interest and repay
principal and differs from the highest
rated issues only in small degree.

A - Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB - Debt rated "BBB" is regarded as
having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B, CCC, CC, C - Debt rated "BB", "B",
"CCC", "CC" and "C" is regarded, on
balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the term of the obligation. "BB" indicates the lowest degree of speculation and "C" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Plus (+) or Minus (-): The ratings from
"AA" to "B" may be modified by the addition of a plus or minus to show relative standing within the major rating categories.

Provisional Ratings: The letter "p"
indicates that the rating is provisional.
A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion.
The investor should exercise judgment with respect to such likelihood and risk.

L - The letter "L" indicates that the
rating pertains to the principal amount of those bonds where the underlying deposit collateral is fully insured by the Federal
Savings & Loan Insurance Corp. or the
Federal Deposit Insurance Corp.

+ Continuance of the rating is contingent upon Standard & Poor's Ratings Group's receipt of closing documentation confirming investments and cash flow.

* Continuance of the rating is contingent upon Standard & Poor's Rating Group's receipt of an executed copy of the escrow agreement.

NR Indicates no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

COMMERCIAL PAPER RATINGS

Moody's Investors Service, Inc.

Issuers rated "Prime- I" (or related
supporting institutions) have a superior capacity for repayment of short- term promissory obligations. Prime-1 repayment will normally be evidenced by the following characteristics: leading market positions in well-established industries- high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; well-established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated "Prime-2" (or related
supporting institutions) have strong
capacity for repayment of short- term
promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree.
Earnings trends and coverage ratios, while sound, will be more subject to variation.
Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Standard & Poor's Ratings Group

A-1 - This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong.
Those issuers determined to possess
overwhelming safety characteristics will be noted with a plus (+) sign designation.

A-2 - Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.








PART C

	Information required to be included in Part C is set forth after the appropriate item, so numbered, in Part C of this Registration Statement.

OTHER INFORMATION

Item 23. Exhibits

	(a)(1) Articles of Incorporation of the Registrant is incorporated by reference to Registrant's Registration Statement Pre-Effective Amendment No. 1 on Form N-1A as filed on January 23, 1996 (the "Registration Statement").

	(a)(2) Articles Supplementary to the Articles of Incorporation of the Registrant dated October 28, 1996 is incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement as filed on October 31, 1996 ("Post-Effective Amendment No. 4").

	(a)(3) Articles Supplementary to the Articles of Incorporation of the Registrant dated June 2, 1998 is incorporated by reference to Post-
Effective Amendment No. 16 to the Registration Statement as filed on June 1, 1999 ("Post-Effective Amendment No. 16").

	(a)(4) Articles of Amendment to the Articles of Incorporation of the Registrant dated June 4, 1998 is incorporated by reference to Post-Effective Amendment No. 16.

	(a)(5) Articles of Amendment to the Articles of Incorporation of the Registrant dated September 13, 2000 is filed herein.

	(a)(6) Articles of Amendment to the Articles of Incorporation of the Registrant dated February 15, 2001 is filed herein.

	(a)(7) Articles of Amendment to the Articles of Incorporation of the Registrant dated April 9, 2001 is filed herein.

	(b)	Restated By-Laws of the Registrant is incorporated by reference to the Registration Statement.

	(c)(1) Registrant's form of stock certificates for Class A, B, C and Y shares of the High Growth Portfolio is incorporated by reference the Registration Statement.

	(c)(2) Registrant's form of stock certificates for Class A, B, C and Y shares of the Growth Portfolio is incorporated by reference to the Registration Statement.

	(c)(3) Registrant's form of stock certificates for Class A, B, C and Y shares of the Balanced Portfolio is incorporated by reference to the Registration Statement.

	(c)(4) Registrant's form of stock certificates for Class A, B, C and Y shares of the Conservative Portfolio is incorporated by reference to the Registration Statement.

	(c)(5)Registrant's form of stock certificates for Class A, B, C and Y shares of the Income Portfolios incorporated by reference to the Registration Statement.

	(c)(6) Registrant's form of stock certificate for shares of the Smith Barney Concert Series - Select High Growth Portfolio is incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement as filed August 13, 1996 ("Post-Effective Amendment No. 3").

	(c)(7) Registrant's form of stock certificate for shares of the Smith Barney Concert Series - Select Growth Portfolio is incorporated by reference to Post-Effective Amendment No. 3.

	(c)(8) Registrant's form of stock certificate for shares of the Smith Barney Concert Series - Select Balanced Portfolio is incorporated by reference to Post-Effective Amendment No. 3.

	(c)(9)Registrant's form of stock certificate for shares of the Smith Barney Concert Series - Select Conservative Portfolio is incorporated by reference to Post-Effective Amendment No. 3.

	(c)(10)Registrant's form of stock certificate for shares of the Smith Barney Concert Series - Select Income Portfolio is incorporated by reference to Post-Effective Amendment No. 3.

	(c)(11)Registrant's form of stock certificate for Class Z shares of the High Growth Portfolio is incorporated by reference to Post-Effective Amendment No. 5.

	(c)(12)Registrant's form of stock certificate for Class Z shares of the Growth Portfolio is incorporated by reference to Post-Effective Amendment No. 5.

	(c)(13) Registrant's form of stock certificate for Class Z shares of the Balanced Portolio is incorporated by reference to Post-Effective Amendment No. 5.

	(c)(14) Registrant's form of stock certificate for Class Z shares of the Conservative Portfolio is incorporated by reference to Post-Effective
Amendment No. 5.


	(c)(15) Registrant's form of stock certificate for Class Z shares of the Income Portfolio is incorporated by reference to Post-Effective Amendment No.
5.


	(c)(16) Registrant's form of stock certificate for Class A, B, C and Y shares of the Global Portfolio will be filed by amendment.

	(d)(1) Form of Asset Allocation and Administration Agreement between the Registrant and Smith Barney Mutual Funds Management Inc. is incorporated by reference to the Registration Statement for each of the following:

	(i)	High Growth Portfolio

	(ii)	Growth Portfolio

	(iii)	Balanced Portfolio

	(iv)	Conservative Portfolio

	(v)	Income Portfolio

	(vi)	Global Portfolio


	(d)(2) Form of Asset Allocation and Administration Agreement between the Registrant and Travelers Investment Adviser, Inc. is incorporated by reference to Post-Effective Amendment No. 4 for each of the following:


	(i)	Select High Growth Portfolio

	(ii)	Select Growth Portfolio

	(iii)	Select Balanced Portfolio

	(iv)	Select Conservative Portfolio

	(v)	Select Income Portfolio

	(e)(1) Form of the Distribution Agreement between the Registrant and Smith Barney Inc. is incorporated by reference to the Registration Statement.

	(e)(2) Form of the Distribution Agreement between the Registrant and PFS Distributors, Inc. is incorporated by reference to the Registration Statement.

	(e)(3) Form of Participation Agreement between the Registrant and Travelers Fund BD for Variable Annuities and Travelers Fund BD II for Variable Annuities is incorporated by reference to Post-Effective Amendment No. 4.

	(e)(4) Form of Distribution Agreement between Registrant and
CFBDS, Inc. is incorporated by reference to Post-Effective Amendment No. 16.

	(e)(5) Form of Selling Group Agreement is incorporated by reference to Post-Effective Amendment No. 16.

	(f)	Inapplicable.

	(g)	Form of Custodian Agreement between the Registrant and PNC Bank,
National Association is incorporated by reference to the Registration
Statement.

	(h)(1) Form of Transfer Agency and Service Agreement between the Registrant and The Shareholder Services Group, Inc. is incorporated by reference to the Registration Statement.

	(h)(2) Form of Sub-Transfer Agency Agreement between the Registrant and PFS Shareholders Services is incorporated by reference to the Registration Statement.

	(i)	Opinion and Consent of Willkie Farr & Gallagher as to legality of the series of shares being registered is incorporated by reference to the Registration Statement and Post-Effective
Amendment No. 4.


	(j)	Consent of Independent Public Accountants is filed herewith.

	(k)	Inapplicable.

	(l)	Form of Purchase  Agreement  between the  Registrant  and the
Purchaser of the initial shares is incorporated by reference to the Registration Statement.

	(m)(1) Form of Service and Distribution Plan pursuant to Rule 12b-1 is incorporated by reference to the Registration Statement.

	(m)(2) Form of Amended Service and Distribution Plan pursuant to Rule 12b-1 is incorporated by reference to Post-Effective Amendment No. 16.

	(n)	Not Applicable

	(o)(1) Form of Multiple Class Plan pursuant to Rule 18f-3(d) of the Investment Company Act of 1940 is incorporated by reference to the Registration Statement.

	(o)(2) Form of Amended Multiple Class Plan pursuant to Rule 18f-3(d) of the Investment Company Act of 1940 is incorporated by reference to Post-Effective Amendment No. 16.

(p)Code of Ethics - North America is incorporated by reference to Post-Effective Amendment No. 17 filed on May 26, 2000.


Item 24.	Persons Controlled by or Under Common Control with Registrant.

			None.

Item 25. Indemnification.

	The response to this item is incorporated by reference to the Registrant Statement filed with the SEC on January 23, 1996.

Item 26.	Business or Other Connections of Investment Advisers.

(a)	Investment Adviser-Smith Barney Fund Management LLC
(formerly known as SSB Citi Fund Management LLC) ("SBFM")


SBFM was incorporated in December 1968 under the laws of the State of Delaware and converted to a Delaware limited liability company in 1999. SBFM is a wholly owned subsidiary of Salomon Smith Barney
Holdings Inc., formerly known as Smith Barney Holdings
Inc., which in turn is a wholly owned subsidiary of Citigroup Inc. ("Citigroup"). SBFM is registered as an investment adviser under the Investment Advisers
Act of 1940 (the "1940 Act").

The list required by this Item 26 of officers and directors of SBFM together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form
ADV filed by SBFM pursuant to the Investment
Advisers Act of 1940 Act (the "Advisers Act") (SEC
File No. 801-8314).

(b)Travelers Investment Adviser, Inc. ("TIA") was incorporated in June 1996 under the laws of the State of Delaware. TIA is a wholly owned subsidiary of The Plaza Corporation which, in turn, is an indirect wholly owned subsidiary of Citigroup. TIA is registered as an investment adviser under the Advisers Act.

The list required by this Item 26 of officers and directors of TIA together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of the Form ADV filed by TIA pursuant to the Advisers Act (SEC File No. 801-52365).


Item 27.	Principal Underwriters.
    Salomon Smith Barney, Inc., ("Salomon Smith Barney") the Registrant's Distributor, is also the distributor for the following Smith Barney funds: Smith Barney Investment Series, Consulting Group
Capital Markets Funds, Greenwich Street Series Fund,
Smith Barney Adjustable Rate Government Income Fund,
Smith Barney Aggressive Growth Fund Inc., Smith Barney
Appreciation Fund Inc., Smith Barney Arizona Municipals
Fund Inc., Smith Barney California Municipals Fund Inc.,
Smith Barney
Equity Funds, Smith Barney Fundamental Value Fund Inc.,
Smith Barney Funds, Inc., Smith Barney Income Funds,
Smith Barney Institutional Cash Management Fund, Inc.,
Smith Barney Investment Funds Inc., Smith Barney
Investment Trust, Smith Barney Managed
Governments Fund Inc.,Smith Barney Managed Municipals
Fund Inc.,Smith Barney Massachusetts Municipals Fund,
Smith Barney Money Funds, Inc., Smith Barney Muni Funds,
Smith Barney Municipal Money Market Fund, Inc., Smith
Barney New Jersey Municipals Fund Inc., Smith Barney
Oregon Municipals Fund Inc., Smith Barney Principal
Return Fund, Smith Barney Sector Series Inc.,
 Smith Barney Small Cap Core Fund, Inc.,
Smith Barney Telecommunications Trust, Smith Barney
Variable Account Funds, Smith Barney World Funds, Inc.,
Travelers Series Fund Inc., and various
series of unit investment trusts.


PFS Distributors, Inc., ("PFS Distributors"), a Distributor of the Registrant, is also a distributor for the following Smith Barney funds:

Smith Barney Investment Series,
Smith Barney Aggressive Growth Fund Inc.,
Smith Barney Appreciation Fund Inc.,
Smith Barney Equity Funds,
Smith Barney Income Funds,
Smith Barney Investment Funds Inc.,
Smith Barney Investment Trust,
Smith Barney Managed Municipals Fund Inc.,
Smith Barney Money Funds, Inc.
Smith Barney Sector Series Inc.

(b) The information required by this Item 27 with respect to each director, officer and partner of Salomon Smith Barney is incorporated by reference to Schedule A of Form BD filed by Salomon Smith Barney pursuant to the Securities
Exchange Act of 1934 (SEC File No. 812-8510).

The information required by this Item 27 with respect to each director, officer and partner of PFS Distributors is incorporated by reference to Schedule A of Form BD filed by PFS Distributors pursuant to the Securities
Exchange Act of 1934 (SEC File No. 8-37352).


(c)	Not applicable.



Item 28.	 Location of Accounts and Records.

	Certain accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940, as amended (the
"Investment Company Act"), and the Rules promulgated thereunder are maintained by Salomon Smith Barney Inc., 388 Greenwich Street, New York, New York 10013.

(1)	Smith Barney Fund Management LLC
	7 World Trade Center
	New York, New York  10048
	(Records relating to its function as Investment
Adviser and Administrator)

(2)	Travelers Investment Adviser, Inc.
	388 Greenwich Street
	New York, New York  10013
	(Records relating to its function as Investment
Adviser)


(3)		Salomon Smith Barney Inc.
		388 Greenwich Street
		New York, New York 10013

		And

		PFS Distributors Inc.
3120 Breckinridge Blvd.
		Duluth, GA 30099-0062
	(Records relating to its function as Distributor)

(4)		PFPC Trust Co.
		8800 Tinicum Blvd.
		Philadelphia, PA, 19153
	(Records relating to its function as Custodian)

(5) 		Citi Fiduciary Trust Company
125 Broad Street
New York, New York 10048
(Records relating to its function as Transfer Agent and Dividend Paying Agent)

(6)		PFPC Global Fund Services
		P. O. Box 9699
		Providence, RI 02940-9699
		(Records relating to its function as Sub-Transfer
Agent)

(7) PFS Shareholder Services
3100 Breckinridge Blvd., Bldg. 200
Duluth, Georgia 30099
	(Records relating to its function as Sub-Transfer
Agent)

Item 29.	 Management Services.

		Inapplicable.

Item 30.	Undertakings.

		Inapplicable

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b)under the 1933 Act and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, and where applicable, the true and lawful attorney-in-fact, thereto duly authorized, in the City of New York and State of New York on the 24th day of April 2001.


						By:/s/ Heath B. McLendon
						Heath B. McLendon
						Chairman of the Board of Directors


     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signatures		Title					Date


/s/ Heath B. McLendon	Director, and
(Heath B. McLendon)	Chief Executive Officer        4/24/01

Signature

Title
Date

/s/ Heath B. McLendon		Director; Chairman       4/24/01
Heath B. McLendon			of the Board


/s/ Lewis E. Daidone		Senior Vice President;   4/24/01
Lewis E. Daidone			Treasurer
		(Principal
Accounting Officer)

/s/ Walter E. Auch*		Director			 4/24/01
Walter E. Auch

/s/ Martin Brody*			Director			 4/24/01
Martin Brody


/s/ H. John Ellis*		Director			 4/24/01
H. John Ellis

/s/ Stephen E. Kaufman*		Director			 4/24/01
Stephen E. Kaufman


/s/ Armon E. Kamesar*		Director			 4/24/01
Armon E. Kamesar



* Signed by Heath B. McLendon, their duly authorized attorney-in-fact, pursuant to power of attorney dated January 23, 1996.

/s/ Heath B. McLendon
Heath B. McLendon